UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
18,273,919	AZL Enhanced Bond Index Fund	$195,713,673
3,141,969	AZL International Index Fund	49,360,329
1,447,832	AZL Mid Cap Index Fund	30,028,038
8,665,308	AZL S&P 500 Index Fund, Class 2	101,124,139
1,138,446	AZL Small Cap Stock Index Fund	16,245,628

Total Affiliated Investment Companies (Cost $326,971,421)		392,471,807

Unaffiliated Investment Company (0.0%):
13,008	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	13,008

Total Unaffiliated Investment Company (Cost $13,008)		13,008

Total Investment Securities (Cost $326,984,429)(b) - 100.0%		392,484,815
Net other assets (liabilities) - 0.0%		65,672

Net Assets - 100.0%		$392,550,487

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
28,551,524	AZL Enhanced Bond Index Fund	$305,786,827
14,859,879	AZL International Index Fund	233,448,698
6,429,531	AZL Mid Cap Index Fund	133,348,471
41,018,902	AZL S&P 500 Index Fund, Class 2	478,690,581
4,733,345	AZL Small Cap Stock Index Fund	67,544,833

Total Affiliated Investment Companies (Cost $989,061,428)		1,218,819,410

Unaffiliated Investment Company (0.0%):
323,129	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	323,129

Total Unaffiliated Investment Company (Cost $323,129)		323,129

Total Investment Securities (Cost $989,384,557)(b) - 100.0%		1,219,142,539
Net other assets (liabilities) - 0.0%		(180,984)

Net Assets - 100.0%		$1,218,961,555

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
1,897,578	AZL BlackRock Capital Appreciation Fund	$32,163,944
1,266,197	AZL Columbia Mid Cap Value Fund	13,573,635
1,058,858	AZL Columbia Small Cap Value Fund	13,627,503
1,490,674	AZL Dreyfus Research Growth Fund	19,796,153
623,633	AZL Federated Clover Small Value Fund	13,464,247
2,135,809	AZL Gateway Fund	24,070,569
2,433,680	AZL International Index Fund	38,233,106
2,237,521	AZL Invesco Growth and Income Fund	31,907,043
2,164,964	AZL Invesco International Equity Fund	38,189,968
2,838,065	AZL JPMorgan International Opportunities Fund	50,262,126
3,865,403	AZL JPMorgan U.S. Equity Fund	50,443,509
1,332,615	AZL MFS Investors Trust Fund	25,759,457
3,503,034	AZL MFS Value Fund	38,007,921
657,643	AZL Mid Cap Index Fund	13,639,515
1,769,990	AZL Morgan Stanley Global Real Estate Fund	17,522,899
796,301	AZL Morgan Stanley Mid Cap Growth Fund	13,561,006
2,070,859	AZL NFJ International Value Fund	25,595,820
2,207,529	AZL Oppenheimer Discovery Fund	32,318,230
10,757,698	AZL Pyramis Core Bond Fund	105,102,710
2,131,430	AZL Russell 1000 Growth Index Fund	31,992,764
3,724,808	AZL Russell 1000 Value Index Fund	49,875,183
1,566,146	AZL Schroder Emerging Markets Equity Fund, Class 2	11,965,353
1,613,444	NFJ Dividend Value Portfolio	19,522,672
3,518,069	PIMCO PVIT Global Advantage Strategy Bond Portfolio	34,547,436
4,555,257	PIMCO PVIT High Yield Portfolio	36,168,738
5,545,259	PIMCO PVIT Low Duration Portfolio	58,668,844
4,463,873	PIMCO PVIT Real Return Portfolio	58,967,758
20,686,889	PIMCO PVIT Total Return Portfolio	230,865,685
4,484,196	PIMCO PVIT Unconstrained Bond Portfolio	46,545,953

Total Affiliated Investment Companies (Cost $997,078,756)		1,176,359,747

Total Investment Securities (Cost $997,078,756)(a) - 95.2%		1,176,359,747
Net other assets (liabilities) - 4.8%		59,482,839

Net Assets - 100.0%		$1,235,842,586

Percentages indicated are based on net assets as of September 30, 2013.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $61,861,499 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	245	$30,965,703	$577,087
S&P 500 Index E-Mini December Futures	Long	12/23/13	371	31,058,265	(80,463)

Total					$496,624

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
306,880	AZL BlackRock Capital Appreciation Fund	$5,201,616
241,772	AZL Columbia Mid Cap Value Fund	2,591,795
304,745	AZL Columbia Small Cap Value Fund	3,922,066
195,870	AZL Dreyfus Research Growth Fund	2,601,149
345,245	AZL Gateway Fund	3,890,911
330,292	AZL International Index Fund	5,188,895
454,015	AZL Invesco Growth and Income Fund	6,474,259
295,161	AZL Invesco International Equity Fund	5,206,639
291,889	AZL JPMorgan International Opportunities Fund	5,169,346
595,674	AZL JPMorgan U.S. Equity Fund	7,773,552
133,640	AZL MFS Investors Trust Fund	2,583,265
716,333	AZL MFS Value Fund	7,772,215
125,450	AZL Mid Cap Index Fund	2,601,836
262,858	AZL Morgan Stanley Global Real Estate Fund	2,602,292
152,912	AZL Morgan Stanley Mid Cap Growth Fund	2,604,090
355,621	AZL Oppenheimer Discovery Fund	5,206,284
3,042,173	AZL Pyramis Core Bond Fund	29,722,027
193,962	AZL Russell 1000 Growth Index Fund	2,911,363
604,417	AZL Russell 1000 Value Index Fund	8,093,145
320,308	NFJ Dividend Value Portfolio	3,875,724
801,177	PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,867,561
1,316,185	PIMCO PVIT High Yield Portfolio	10,450,512
1,973,266	PIMCO PVIT Low Duration Portfolio	20,877,150
1,383,886	PIMCO PVIT Real Return Portfolio	18,281,135
5,479,011	PIMCO PVIT Total Return Portfolio	61,145,758
1,256,216	PIMCO PVIT Unconstrained Bond Portfolio	13,039,527

Total Affiliated Investment Companies (Cost $229,012,638)		247,654,112

Unaffiliated Investment Company (0.1%):
220,036	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	220,036

Total Unaffiliated Investment Company (Cost $220,036)		220,036

Total Investment Securities (Cost $229,232,674)(b) - 94.9%		247,874,148
Net other assets (liabilities) - 5.1%		13,232,206

Net Assets - 100.0%		$261,106,354

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $13,010,075 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	67	$8,468,172	$158,742
S&P 500 Index E-Mini December Futures	Long	12/23/13	54	4,520,610	(11,765)

Total					$146,977

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
2,111,845	AZL BlackRock Capital Appreciation Fund	$35,795,771
1,646,896	AZL Columbia Mid Cap Value Fund	17,654,729
1,046,819	AZL Columbia Small Cap Value Fund	13,472,562
2,014,232	AZL Dreyfus Research Growth Fund	26,748,998
409,846	AZL Federated Clover Small Value Fund	8,848,572
2,375,563	AZL Gateway Fund	26,772,592
3,403,483	AZL International Index Fund	53,468,718
2,166,649	AZL Invesco Growth and Income Fund	30,896,408
3,542,786	AZL Invesco International Equity Fund	62,494,751
4,008,356	AZL JPMorgan International Opportunities Fund	70,987,985
4,062,965	AZL JPMorgan U.S. Equity Fund	53,021,695
1,366,834	AZL MFS Investors Trust Fund	26,420,908
3,244,752	AZL MFS Value Fund	35,205,564
429,464	AZL Mid Cap Index Fund	8,907,091
2,709,062	AZL Morgan Stanley Global Real Estate Fund	26,819,713
1,053,413	AZL Morgan Stanley Mid Cap Growth Fund	17,939,626
2,883,916	AZL NFJ International Value Fund	35,645,198
1,839,942	AZL Oppenheimer Discovery Fund	26,936,754
3,233,724	AZL Pyramis Core Bond Fund	31,593,483
1,475,135	AZL Russell 1000 Growth Index Fund	22,141,783
2,954,423	AZL Russell 1000 Value Index Fund	39,559,722
1,752,336	AZL Schroder Emerging Markets Equity Fund, Class 2	13,387,850
1,818,221	NFJ Dividend Value Portfolio	22,000,471
2,750,364	PIMCO PVIT Global Advantage Strategy Bond Portfolio	27,008,571
1,123,047	PIMCO PVIT High Yield Portfolio	8,916,991
2,053,076	PIMCO PVIT Real Return Portfolio	27,121,139
5,247,709	PIMCO PVIT Total Return Portfolio	58,564,438
1,734,021	PIMCO PVIT Unconstrained Bond Portfolio	17,999,138

Total Affiliated Investment Companies (Cost $652,560,563)		846,331,221

Unaffiliated Investment Company (0.0%):
124,553	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	124,553

Total Unaffiliated Investment Company (Cost $124,553)		124,553

Total Investment Securities (Cost $652,685,116)(b) - 95.1%		846,455,774
Net other assets (liabilities) - 4.9%		43,445,462

Net Assets - 100.0%		$889,901,236

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $44,385,262 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	70	$8,847,344	$165,809
S&P 500 Index E-Mini December Futures	Long	12/23/13	427	35,746,305	(97,209)

Total					$68,600

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
6,281,378	AZL BlackRock Capital Appreciation Fund	$106,469,355
3,783,290	AZL Columbia Mid Cap Value Fund	40,556,869
3,165,982	AZL Columbia Small Cap Value Fund	40,746,185
4,094,978	AZL Dreyfus Research Growth Fund	54,381,304
1,268,608	AZL Federated Clover Small Value Fund	27,389,237
5,396,235	AZL Gateway Fund	60,815,563
8,405,831	AZL International Index Fund	132,055,606
5,498,523	AZL Invesco Growth and Income Fund	78,408,935
7,887,322	AZL Invesco International Equity Fund	139,132,358
8,885,778	AZL JPMorgan International Opportunities Fund	157,367,133
10,036,080	AZL JPMorgan U.S. Equity Fund	130,970,849
2,768,539	AZL MFS Investors Trust Fund	53,515,856
8,417,629	AZL MFS Value Fund	91,331,272
1,337,928	AZL Mid Cap Index Fund	27,748,618
4,894,354	AZL Morgan Stanley Global Real Estate Fund	48,454,104
2,430,582	AZL Morgan Stanley Mid Cap Growth Fund	41,392,816
6,781,537	AZL NFJ International Value Fund	83,819,798
4,625,053	AZL Oppenheimer Discovery Fund	67,710,772
18,614,082	AZL Pyramis Core Bond Fund	181,859,579
4,891,757	AZL Russell 1000 Growth Index Fund	73,425,275
6,744,901	AZL Russell 1000 Value Index Fund	90,314,229
3,176,472	AZL Schroder Emerging Markets Equity Fund, Class 2	24,268,244
4,348,954	NFJ Dividend Value Portfolio	52,622,344
7,467,713	PIMCO PVIT Global Advantage Strategy Bond Portfolio	73,332,939
6,250,648	PIMCO PVIT High Yield Portfolio	49,630,148
7,565,993	PIMCO PVIT Real Return Portfolio	99,946,765
32,818,965	PIMCO PVIT Total Return Portfolio	366,259,654
7,062,710	PIMCO PVIT Unconstrained Bond Portfolio	73,310,927

Total Affiliated Investment Companies (Cost $2,046,919,429)		2,467,236,734

Unaffiliated Investment Company (0.0%):
94,162	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	94,162

Total Unaffiliated Investment Company (Cost $94,162)		94,162

Total Investment Securities (Cost $2,047,013,591)(b) - 95.0%		2,467,330,896
Net other assets (liabilities) - 5.0%		129,666,179

Net Assets - 100.0%		$2,596,997,075

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $129,667,101 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	360	$45,500,625	$851,418
S&P 500 Index E-Mini December Futures	Long	12/23/13	1,013	84,803,295	(221,523)

Total					$629,895

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
6,008,670	AZL Enhanced Bond Index Fund	$64,352,851
1,071,078	AZL International Index Fund	16,826,634
489,831	AZL Mid Cap Index Fund	10,159,101
2,711,891	AZL S&P 500 Index Fund, Class 2	31,647,773
380,411	AZL Small Cap Stock Index Fund	5,428,472

Total Affiliated Investment Companies (Cost $121,616,803)		128,414,831

Unaffiliated Investment Company (0.2%):
277,632	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	277,632

Total Unaffiliated Investment Company (Cost $277,632)		277,632

Total Investment Securities (Cost $121,894,435)(b) - 94.9%		128,692,463
Net other assets (liabilities) - 5.1%		6,823,202

Net Assets - 100.0%		$135,515,665

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $6,741,362 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	26	$3,286,156	$61,293
S&P 500 Index E-Mini December Futures	Long	12/23/13	40	3,348,600	(10,312)

Total					$50,981

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (56.0%):
Aerospace & Defense (1.5%):
30,745	European Aeronautic Defence & Space Co. NV (a)	$1,959,455
609	General Dynamics Corp. (a)	53,300
542	L-3 Communications Holdings, Inc. (a)	51,219
1,158	Northrop Grumman Corp. (a)	110,311
4,434	Precision Castparts Corp. (a)	1,007,582
963	Raytheon Co. (a)	74,218
43,916	Safran SA (a)	2,705,905
9,624	Textron, Inc. (a)	265,719
21,888	United Technologies Corp. (a)	2,359,964

		8,587,673

Air Freight & Logistics (0.2%):
5,542	FedEx Corp. (a)	632,398
8,727	United Parcel Service, Inc., Class B (a)	797,386

		1,429,784

Airlines (0.3%):
13,300	Japan Airlines Co., Ltd. (a)	806,229
46,943	United Continental Holdings, Inc. *(a)	1,441,620

		2,247,849

Auto Components (0.8%):
9,300	Aisin Sieki Co., Ltd. (a)	398,661
4,279	BorgWarner, Inc. (a)	433,848
26,300	Bridgestone Corp. (a)	962,859
109,683	Cheng Shin Rubber Industry Co., Ltd. (a)	287,268
7,055	Delphi Automotive plc (a)	412,153
13,800	DENSO Corp. (a)	646,667
11,600	Futaba Industrial Co., Ltd. *(a)	48,096
9,110	Johnson Controls, Inc. (a)	378,065
900	Lear Corp. (a)	64,413
26,200	Toyota Industries Corp. (a)	1,134,910
6,627	TRW Automotive Holdings Corp. *(a)	472,571

		5,239,511

Automobiles (1.7%):
4,622	Bayerische Motoren Werke AG (BMW) (a)	496,834
14,000	Daihatsu Motor Co., Ltd. (a)	272,045
82,000	Dongfeng Motor Corp., H Shares (a)	124,448
81,104	Ford Motor Co. (a)	1,368,224
92,000	Fuji Heavy Industries, Ltd. (a)	2,559,620
35,681	General Motors Co. *(a)	1,283,446
29,400	Honda Motor Co., Ltd. (a)	1,123,702
3,132	Hyundai Motor Co. (a)	731,962
52,200	Suzuki Motor Corp. (a)	1,254,151
15,400	Toyota Motor Corp. (a)	987,770
126,770	Yulon Motor Co., Ltd. (a)	212,327

		10,414,529

Beverages (1.1%):
6,450	Anheuser-Busch InBev NV (a)	641,014
2,492	Beam, Inc. (a)	161,108
52,489	Coca-Cola Co. (The) (a)	1,988,283
2,313	Constellation Brands, Inc., Class A *(a)	132,766
6,499	Diageo plc, ADR (a)	825,893
5,093	Diageo plc (a)	161,818
3,720	Dr Pepper Snapple Group, Inc. (a)	166,730
2,665	Fomento Economico Mexicano SAB de C.V., ADR (a)	258,745

Shares		Fair Value
Common Stocks, continued
Beverages, continued
19,717	Kirin Holdings Co., Ltd. (a)	$288,217
21,895	PepsiCo, Inc. (a)	1,740,653
7,882	SABMiller plc (a)	401,743
14,400	Suntory Beverage & Food, Ltd. *(a)	486,003

		7,252,973

Biotechnology (0.9%):
8,034	Amgen, Inc. (a)	899,326
14,606	ARIAD Pharmaceuticals, Inc. *(a)	268,750
3,300	Biogen Idec, Inc. *(a)	794,508
8,232	Celgene Corp. *(a)	1,267,152
5,887	Cubist Pharmaceuticals, Inc. *(a)	374,119
19,886	Gilead Sciences, Inc. *(a)	1,249,636
48,166	Mesoblast, Ltd. *(a)	256,619
5,085	Vertex Pharmaceuticals, Inc. *(a)	385,545

		5,495,655

Building Products (0.3%):
24,999	Compagnie de Saint-Gobain SA (a)	1,238,390
9,100	Daikin Industries, Ltd. (a)	483,787
1,049,223	Yuanda China Holdings, Ltd. (a)	82,646

		1,804,823

Capital Markets (1.0%):
651	Ameriprise Financial, Inc. (a)	59,293
17,994	Bank of New York Mellon Corp. (The) (a)	543,239
15,431	Credit Suisse Group AG, Registered Shares (a)	472,987
25,496	Deutsche Bank AG, Registered Shares (a)	1,170,539
6,314	Goldman Sachs Group, Inc. (The) (a)	998,937
14,124	Morgan Stanley (a)	380,642
6,343	Northern Trust Corp. (a)	344,996
13,793	State Street Corp. (a)	906,890
26,308	UBS AG, Registered Shares (a)	538,361

		5,415,884

Chemicals (1.9%):
6,132	Agrium, Inc. (a)	515,272
5,015	Akzo Nobel NV (a)	329,638
2,436	Arkema, Inc. (a)	271,445
61,000	Asahi Kasei Corp. (a)	460,985
3,364	BASF SE (a)	322,960
345	CF Industries Holdings, Inc. (a)	72,736
2,685	Cheil Industries, Inc. (a)	229,258
329,460	China BlueChemical, Ltd., H shares (a)	194,549
1,344	Eastman Chemical Co. (a)	104,698
17,492	FMC Corp. (a)	1,254,526
21,700	Hitachi Chemical Co., Ltd. (a)	349,509
17,400	JSR Corp. (a)	324,299
8,146	Koninklijke DSM NV (a)	614,779
27,600	Kuraray Co., Ltd. (a)	331,603
10,521	Lanxess AG (a)	682,871
3,750	Linde AG (a)	743,053
58,829	Mexichem SAB de C.V. (a)	256,539
8,643	Monsanto Co. (a)	902,070
7,100	Nitto Denko Corp. (a)	465,236
11,019	Orica, Ltd. (a)	206,222

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
778	PPG Industries, Inc. (a)	$129,973
2,573	Praxair, Inc. (a)	309,300
173,600	PTT Global Chemical pcl (a)	414,716
18,900	Shin-Etsu Chemical Co., Ltd. (a)	1,160,496
4,064	Sociedad Quimica y Minera de Chile SA, ADR (a)	124,155
3,770	Syngenta AG, Registered Shares (a)	1,540,670
134,000	Ube Industries, Ltd. (a)	253,369

		12,564,927

Commercial Banks (3.6%):
39,724	Banco Bilbao Vizcaya Argentaria SA (a)	446,231
43,019	Banco Santander Brasil SA, Sponsored ADR (a)	298,982
10,662	Banco Santander Chile SA, ADR (a)	280,304
73,915	Banco Santander SA (a)	605,880
7,813	Bank of Nova Scotia (a)	447,584
23,454	BB&T Corp. (a)	791,573
27,365	BNP Paribas SA (a)	1,852,020
2,367	Commonwealth Bank of Australia (a)	157,312
176,581	HSBC Holdings plc (a)	1,913,408
343,548	Intesa Sanpaolo SpA (a)	709,726
924,918	Lloyds Banking Group plc *(a)	1,103,349
5,120	M&T Bank Corp. (a)	573,030
111,400	Mitsubishi UFJ Financial Group, Inc. (a)	714,723
5,444	National Australia Bank, Ltd. (a)	174,391
69,000	Oversea-Chinese Banking Corp., Ltd. (a)	566,840
182,747	Sberbank of Russia (a)	551,653
9,370	Societe Generale (a)	467,252
31,400	Sumitomo Mitsui Financial Group, Inc. (a)	1,524,639
17,917	Svenska Handelsbanken AB, A Shares (a)	766,934
3,660	Toronto-Dominion Bank (The) (a)	329,574
35,382	U.S. Bancorp (a)	1,294,274
108,971	UniCredit SpA (a)	697,254
76,751	Wells Fargo & Co. (a)	3,171,351
5,464	Westpac Banking Corp. (a)	166,936

		19,605,220

Communications Equipment (0.6%):
28,049	Cisco Systems, Inc. (a)	656,908
1,523	Motorola Solutions, Inc. (a)	90,436
38,810	QUALCOMM, Inc. (a)	2,614,241

		3,361,585

Computers & Peripherals (0.4%):
82	Apple, Inc. (a)	39,094
94,083	EMC Corp. (a)	2,404,761
1,048	Western Digital Corp. (a)	66,443

		2,510,298

Construction & Engineering (0.3%):
30,000	JGC Corp. (a)	1,086,184
8,328	KBR, Inc. (a)	271,826
59,000	Okumura Corp. (a)	257,318
75,000	Toda Corp. (a)	258,187

		1,873,515

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.1%):
3,924	HeidelbergCement AG (a)	$302,610

Consumer Finance (0.5%):
17,565	American Express Co. (a)	1,326,509
12,661	Capital One Financial Corp. (a)	870,317
19,353	Discover Financial Services (a)	978,101

		3,174,927

Containers & Packaging (0.2%):
6,422	Avery Dennison Corp. (a)	279,485
12,652	Crown Holdings, Inc. *(a)	534,927
16,525	Sealed Air Corp. (a)	449,315

		1,263,727

Diversified Consumer Services (0.0%):
4,400	Benesse Holdings, Inc. (a)	160,137

Diversified Financial Services (1.6%):
131,969	Bank of America Corp. (a)	1,821,172
9,467	Berkshire Hathaway, Inc., Class B *(a)	1,074,599
31,949	Citigroup, Inc. (a)	1,549,846
5,193	Deutsche Boerse AG (a)	390,724
400,000	General Electric Capital Corp., Series B (a)	404,000
64,760	ING Groep NV *(a)	734,767
59,777	JPMorgan Chase & Co. (a)	3,089,873

		9,064,981

Diversified Metals & Mining (0.1%):
137,000	Jiangxi Copper Co., Ltd. (a)	270,559

Diversified Telecommunication (0.0%):
747,705	PT Telekomunikasi Indonesia Tbk (a)	135,903

Diversified Telecommunication Services (1.3%):
5,158	BCE, Inc. (a)	220,463
149,645	BT Group plc (a)	829,074
6,947	Chunghwa Telecom Co., Ltd., ADR ^(a)	219,386
89,757	Deutsche Telekom AG, Registered Shares (a)	1,301,757
14,779	France Telecom SA (a)	185,364
9,242	KT Corp., ADR ^(a)	154,988
7,600	Nippon Telegraph & Telephone Corp. (a)	394,535
258,000	Singapore Telecommunications, Ltd. (a)	767,868
801	Swisscom AG, Registered Shares (a)	385,515
33,096	TDC A/S (a)	280,048
471,033	Telecom Italia SpA (a)	388,942
32,883	Telecom Italia SpA (a)	21,810
14,935	Telefonica Brasil SA, ADR (a)	335,141
40,260	Telefonica Deutschland Holding AG (a)	317,918
42,103	Telefonica SA *(a)	657,960
8,911	Telefonica SA, ADR *(a)	137,942
176,900	Telekom Malaysia Berhad (a)	284,115
7,365	TELUS Corp. (a)	244,142
15,438	Ziggo NV (a)	625,387

		7,752,355

Electric Utilities (0.7%):
14,404	American Electric Power Co., Inc. (a)	624,413
9,449	Duke Energy Corp. (a)	631,004
130,797	Federal Hydrogenerating Co. (RusHydro), ADR (a)	205,684

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
2,935	Federal Hydrogenerating Co. (RusHydro), ADR (a)	$4,608
17,789	NextEra Energy, Inc. (a)	1,425,967
29,734	PPL Corp. (a)	903,319
32,922	Scottish & Southern Energy plc (a)	786,214

		4,581,209

Electrical Equipment (0.5%):
14,777	Eaton Corp. plc (a)	1,017,248
31,000	Mitsubishi Electric Corp. (a)	327,274
12,542	Rockwell Automation, Inc. (a)	1,341,241
26,600	Sumitomo Electric Industries, Ltd. (a)	386,188

		3,071,951

Electronic Equipment, Instruments & Components (0.5%):
1,985	Avnet, Inc. (a)	82,794
39,608	Corning, Inc. (a)	577,881
116,000	Hitachi, Ltd. (a)	768,198
31,900	HOYA Corp. (a)	755,792
6,600	Kyocera Corp. (a)	351,699
7,700	Murata Manufacturing Co., Ltd. (a)	590,117
1,200	TE Connectivity, Ltd. (a)	62,136

		3,188,617

Energy Equipment & Services (1.3%):
572	Diamond Offshore Drilling, Inc. (a)	35,647
13,034	Dresser-Rand Group, Inc. *(a)	813,322
722	Helmerich & Payne, Inc. (a)	49,782
22,199	National-Oilwell Varco, Inc. (a)	1,733,963
26,421	Schlumberger, Ltd. (a)	2,334,559
8,804	Technip-Coflexip SA (a)	1,033,992
7,262	Tenaris SA, ADR (a)	339,716

		6,340,981

Food & Staples Retailing (0.6%):
2,383	Casino Guichard-Perrachon SA (a)	245,682
16,633	CVS Caremark Corp. (a)	943,923
1,680	Kroger Co. (The) (a)	67,771
62,981	Tesco plc (a)	366,092
24,496	Wal-Mart Stores, Inc. (a)	1,811,724

		3,435,192

Food Products (1.3%):
33,795	Cosan, Ltd., A Shares (a)	519,429
14,978	General Mills, Inc. (a)	717,746
19,884	Hillshire Brands Co. (a)	611,234
12,195	Mead Johnson Nutrition Co. (a)	905,601
40,793	Nestle SA, Registered Shares (a)	2,858,019
25,605	SLC Agricola SA (a)	251,335
30,862	Unilever NV (a)	1,200,872
3,557	Unilever NV, NYS (a)	134,170
3,932	Unilever plc, ADR (a)	151,697
10,534	Unilever plc (a)	406,790

		7,756,893

Gas Utilities (0.2%):
186,000	Tokyo Gas Co., Ltd. (a)	1,022,567

Health Care Equipment & Supplies (0.6%):
15,152	Abbott Laboratories (a)	502,895
9,248	Baxter International, Inc. (a)	607,501
784	Becton, Dickinson & Co. (a)	78,416

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
17,513	Covidien plc (a)	$1,067,242
519	Intuitive Surgical, Inc. *(a)	195,284
13,244	Medtronic, Inc. (a)	705,243
1,066	Stryker Corp. (a)	72,051

		3,228,632

Health Care Providers & Services (2.5%):
14,776	Aetna, Inc. (a)	945,960
27,588	Al Noor Hospitals Group plc *(a)	364,998
1,102	AmerisourceBergen Corp. (a)	67,332
102,600	Bangkok Dusit Medical Services pcl, Class F (a)	413,536
23,068	Cardinal Health, Inc. (a)	1,202,996
8,471	DaVita, Inc. *(a)	482,000
10,866	Envision Healthcare Holdings, Inc. *(a)	282,842
9,924	Express Scripts Holding Co. *(a)	613,105
7,298	Fresenius SE & Co. KGaA (a)	906,478
25,082	HCA Holdings, Inc. (a)	1,072,256
11,101	HealthSouth Corp. (a)	382,762
9,957	Humana, Inc. (a)	929,287
781,900	IHH Healthcare Berhad *(a)	996,200
81,748	Life Healthcare Group Holdings Pte, Ltd. (a)	290,787
7,887	McKesson, Inc. (a)	1,011,902
46,764	NMC Health plc (a)	247,490
282,799	PT Siloam International Hospital Tbk *(a)	254,201
78,000	Raffles Medical Group, Ltd. (a)	195,944
4,000	Ship Healthcare Holdings, Inc. (a)	156,178
113,997	Sinopharm Group Co., H Shares (a)	285,868
9,659	Tenet Healthcare Corp. *(a)	397,854
15,447	UnitedHealth Group, Inc. (a)	1,106,160
19,919	Universal Health Services, Inc., Class B (a)	1,493,725
5,765	WellPoint, Inc. (a)	482,012

		14,581,873

Hotels, Restaurants & Leisure (0.3%):
7,561	Carnival Corp. (a)	246,791
7,068	International Game Technology (a)	133,797
14,533	McDonald’s Corp. (a)	1,398,220
837	Wyndham Worldwide Corp. (a)	51,032

		1,829,840

Household Durables (0.4%):
54,958	Barratt Developments plc *(a)	274,530
42,516	Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	321,586
72,805	MRV Engenharia e Participacoes SA (a)	296,701
22,601	PulteGroup, Inc. (a)	372,917
4,300	Rinnai Corp. (a)	319,918
164,555	Taylor Wimpey plc (a)	267,901

		1,853,553

Household Products (0.9%):
3,945	Church & Dwight Co., Inc. (a)	236,897
18,010	Colgate-Palmolive Co. (a)	1,067,993
645	Energizer Holdings, Inc. (a)	58,792
6,628	Kimberly-Clark Corp. (a)	624,490

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
32,243	Procter & Gamble Co. (The) (a)	$2,437,249
5,300	Unicharm Corp. (a)	310,279

		4,735,700

Independent Power Producers & Energy Traders (0.2%):
40,467	AES Corp. (The) (a)	537,806
36,160	Calpine Corp. *(a)	702,589

		1,240,395

Industrial Conglomerates (1.5%):
7,371	3M Co. (a)	880,171
150,219	Beijing Enterprises Holdings, Ltd. (a)	1,083,963
8,720	Danaher Corp. (a)	604,470
130,653	General Electric Co. (a)	3,121,301
50,000	Keppel Corp., Ltd. (a)	415,500
22,111	Siemens AG, Registered Shares (a)	2,665,393

		8,770,798

Insurance (2.2%):
16,593	ACE, Ltd. (a)	1,552,441
10,643	AFLAC, Inc. (a)	659,760
10,314	American International Group, Inc. (a)	501,570
4,480	Arch Capital Group, Ltd. *(a)	242,502
34,803	AXA SA (a)	807,593
1,300	Axis Capital Holdings, Ltd. (a)	56,303
4,453	Chubb Corp. (The) (a)	397,475
1,440	CNA Financial Corp. (a)	54,979
3,147	Lincoln National Corp. (a)	132,143
18,423	MetLife, Inc. (a)	864,959
20,100	MS&AD Insurance Group Holdings, Inc. (a)	526,801
393	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (a)	76,865
9,800	NKSJ Holdings, Inc. (a)	252,910
2,641	Platinum Underwriters Holdings, Ltd. (a)	157,747
20,738	Progressive Corp. (The) (a)	564,696
7,707	Prudential Financial, Inc. (a)	600,992
29,578	QBE Insurance Group, Ltd. (a)	404,815
625	Reinsurance Group of America, Inc. (a)	41,869
2,703	RenaissanceRe Holdings, Ltd. (a)	244,703
29,000	Sony Financial Holdings, Inc. (a)	533,303
61,400	Tokio Marine Holdings, Inc. (a)	2,014,552
748	Torchmark Corp. ^(a)	54,118
7,794	Travelers Cos., Inc. (The) (a)	660,696
1,879	UnumProvident Corp. (a)	57,197
29,330	XL Group plc, Class B (a)	903,951

		12,364,940

Internet & Catalog Retail (0.3%):
2,763	Amazon.com, Inc. *(a)	863,824
1,383	Expedia, Inc. (a)	71,626
32,200	Rakuten, Inc. (a)	489,370

		1,424,820

Internet Software & Services (1.1%):
15,682	eBay, Inc. *(a)	874,899
11,532	Facebook, Inc., Class A *(a)	579,368
5,117	Google, Inc., Class A *(a)	4,482,031

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
240	Project Eagle Shell, Class A *(a)(b)	$4,584
18,506	Project Eagle Shell, Series D *(a)(b)	353,465
20,670	Project Eagle Shell *(a)(b)	394,797

		6,689,144

IT Services (1.5%):
700	Accenture plc, Class A (a)	51,548
673	Alliance Data Systems Corp. *^(a)	142,319
1,684	Amdocs, Ltd. (a)	61,702
7,149	Atos Origin SA (a)	558,627
5,346	Cap Gemini SA (a)	318,147
20,918	Cielo SA (a)	566,517
2,218	Computer Sciences Corp. (a)	114,759
2,320	Fidelity National Information Services, Inc. (a)	107,741
4,594	MasterCard, Inc., Class A (a)	3,090,751
17,948	Visa, Inc., Class A (a)	3,429,864

		8,441,975

Leisure Equipment & Products (0.1%):
13,866	Mattel, Inc. (a)	580,431

Life Sciences Tools & Services (0.6%):
19,046	Agilent Technologies, Inc. (a)	976,108
1,636	Mettler-Toledo International, Inc. *(a)	392,787
10,795	PerkinElmer, Inc. (a)	407,511
11,822	Thermo Fisher Scientific, Inc. (a)	1,089,398
5,907	Waters Corp. *(a)	627,382

		3,493,186

Machinery (1.1%):
2,607	Andritz AG (a)	153,465
136,775	CNH Industrial NV *(a)	1,753,952
4,016	CNH Industrial NV *(a)	50,195
45,978	Cummins India, Ltd. (a)	300,034
3,231	Cummins, Inc. (a)	429,303
1,700	Fanuc, Ltd. (a)	281,165
88,090	Haitian International Holdings, Ltd. (a)	201,322
80,000	IHI Corp. (a)	338,289
54,433	Invensys plc (a)	439,439
75,000	Kubota Corp. (a)	1,089,387
53,000	Mitsubishi Heavy Industries, Ltd. (a)	305,092
8,893	PACCAR, Inc. (a)	494,984
482	Parker Hannifin Corp. (a)	52,403
7,900	Samsung Heavy Industries Co., Ltd. (a)	315,952
953	Stanley Black & Decker, Inc. (a)	86,313
560	Valmont Industries, Inc. (a)	77,790

		6,369,085

Media (1.4%):
6,221	Charter Communications, Inc., Class A *(a)	838,342
50,846	Comcast Corp., Class A (a)	2,295,698
2,445	DISH Network Corp., Class A (a)	110,049
5,822	Eutelsat Communications SA (a)	184,098
9,206	Grupo Televisa SAB *(a)	51,421
7,765	Kabel Deutschland Holding AG (a)	987,260

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
149	Kabel Deutschland Holding AG *(a)	$17,515
6,734	Liberty Media Corp. *(a)	990,908
16,719	Manchester United plc, Class A *^(a)	290,409
99,783	Mediaset *(a)	405,463
7,543	Pearson plc (a)	153,510
5,604	RTL Group (a)	568,705
28,276	Shaw Communications, Inc., Class B ^(a)	656,726
27,000	Singapore Press Holdings, Ltd. ^(a)	88,507
4,594	Time Warner Cable, Inc. (a)	512,690
11,044	WPP plc (a)	227,332
43,856	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA (a)	261,108

		8,639,741

Metals & Mining (1.8%):
41,236	Antofagasta plc (a)	547,281
52,259	BHP Billiton plc (a)	1,539,031
16,907	Boliden AB (a)	253,546
10,320	Detour Gold Corp. *(a)	87,478
42,241	Eldorado Gold Corp. (a)	285,052
32,589	First Quantum Minerals, Ltd. (a)	606,910
50,225	Fortescue Metals Group, Ltd. (a)	222,836
32,286	Freeport-McMoRan Copper & Gold, Inc. (a)	1,068,020
32,172	Glencore International plc (a)	175,471
53,631	Goldcorp, Inc. (a)	1,394,941
46,277	Kinross Gold Corp. (a)	233,205
6,766	Kinross Gold Corp. (a)	34,168
21,027	Newcrest Mining, Ltd. ^(a)	229,660
21,738	Newmont Mining Corp. (a)	610,838
43,844	Osisko Mining Corp. *(a)	221,796
61,444	Polyus Gold International, Ltd. (a)	190,586
43,743	Rio Tinto plc (a)	2,142,009
20,786	Silver Wheaton Corp. (a)	514,869
8,220	Southern Copper Corp. (a)	223,913
10,703	Teck Resources, Ltd., Class B (a)	287,269

		10,868,879

Multiline Retail (0.1%):
922	Macy’s, Inc. (a)	39,895
5,800	Ryohin Keikaku Co., Ltd. (a)	524,885

		564,780

Multi-Utilities (0.6%):
16,369	CenterPoint Energy, Inc. (a)	392,365
16,096	CMS Energy Corp. (a)	423,647
17,336	Dominion Resources, Inc. (a)	1,083,153
85,740	National Grid plc (a)	1,014,194
4,657	Sempra Energy (a)	398,639

		3,311,998

Office Electronics (0.1%):
18,490	Canon, Inc. (a)	590,965

Oil, Gas & Consumable Fuels (4.7%):
23,985	Anadarko Petroleum Corp. (a)	2,230,364
68,721	Athabasca Oil Corp. *(a)	523,798
89,639	BG Group plc (a)	1,713,356
14,026	BP plc, ADR (a)	589,513
50,861	BP plc (a)	356,790

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
20,260	Canadian Natural Resources, Ltd. (a)	$636,974
13,883	Chevron Corp. (a)	1,686,784
14,120	Cobalt International Energy, Inc. *(a)	351,023
10,239	Devon Energy Corp. (a)	591,405
81,560	Eni SpA (a)	1,880,208
4,651	EOG Resources, Inc. (a)	787,321
28,944	Genel Energy plc *(a)	440,228
60,400	INPEX Corp. (a)	714,097
30,625	KazMunaiGas Exploration Production JSC, Registered Shares, GDR (a)	455,102
242,000	Kunlun Energy Co., Ltd. (a)	338,889
71,510	Marathon Oil Corp. (a)	2,494,268
31,946	Marathon Petroleum Corp. (a)	2,054,766
893	Murphy Oil Corp. (a)	53,866
16,296	Occidental Petroleum Corp. (a)	1,524,328
40,633	Petroleo Brasileiro SA, ADR (a)	629,406
21,236	Phillips 66 (a)	1,227,866
21,333	QEP Resources, Inc. (a)	590,711
8,887	SM Energy Co. (a)	685,988
50,148	Statoil ASA (a)	1,139,664
1,282	Suncor Energy, Inc. (a)	45,870
51,249	Suncor Energy, Inc. (a)	1,832,703
16,642	Total SA, Sponsored ADR (a)	963,904
12,747	Total SA ^(a)	740,793
2,711	Valero Energy Corp. (a)	92,581
14,350	Whiting Petroleum Corp. *(a)	858,848

		28,231,414

Paper & Forest Products (0.0%):
2,385	International Paper Co. (a)	106,848

Personal Products (0.2%):
5,381	Beiersdorf AG (a)	477,772
56,252	Hypermarcas SA (a)	451,884
8,000	Kao Corp. (a)	250,007

		1,179,663

Pharmaceuticals (2.9%):
33,464	Abbvie, Inc. (a)	1,496,845
6,271	Allergan, Inc. (a)	567,212
6,400	Astellas Pharma, Inc. (a)	327,183
17,321	AstraZeneca plc (a)	900,073
17,267	Bristol-Myers Squibb Co. (a)	799,117
941	GlaxoSmithKline plc, Sponsored ADR (a)	47,210
150,000	Hypermarcas SA (a)(c)	151,875
4,286	Johnson & Johnson Co. (a)	371,553
29,596	Merck & Co., Inc. (a)	1,409,066
15,804	Novartis AG, Registered Shares (a)	1,215,122
10,400	Otsuka Holdings Co., Ltd. (a)	301,977
3,605	Perrigo Co. (a)	444,785
120,036	Pfizer, Inc. (a)	3,446,233
11,522	Roche Holding AG (a)	3,109,007
22,891	Sanofi-Aventis SA (a)	2,321,093
891	Sanofi-Aventis SA, ADR (a)	45,111
24,038	Shire plc (a)	962,370
152,000	Sino Biopharmaceutical, Ltd. (a)	103,047
2,411	Valeant Pharmaceuticals International, Inc. *(a)	251,540

		18,270,419

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.1%):
33,033	Qualicorp SA *(a)	$300,544

Real Estate Investment Trusts (REITs) (0.9%):
13,772	American Capital Agency Corp. (a)	310,834
9,825	American Tower Corp. (a)	728,327
12,674	Equity Residential Property Trust (a)	678,946
63,789	Fibra Uno Amdinistracion SA (a)	176,883
6,063	Health Care REIT, Inc., Series I (a)	349,570
117,465	Link REIT (The) (a)	575,802
4,173	Simon Property Group, Inc. (a)	618,564
166,550	TF Administradora Industrial S de RL de C.V. (a)	330,880
1,190	Unibail-Rodamco SE (a)	295,357

		4,065,163

Real Estate Management & Development (0.6%):
18,675	BR Malls Participacoes SA (a)	170,416
14,750	Brookfield Asset Management, Inc., Class A (a)	551,650
256,000	CapitaLand, Ltd. (a)	631,356
3,000	Daito Trust Construction Co., Ltd. (a)	300,477
59,321	St. Joe Co. (The) *^(a)	1,163,878
54,000	Sun Hung Kai Properties, Ltd. (a)	735,846

		3,553,623

Road & Rail (0.8%):
87,155	Asciano, Ltd. (a)	473,980
5,226	Canadian National Railway Co. (a)	529,760
2,133	Canadian Pacific Railway, Ltd. (a)	262,999
14,800	East Japan Railway Co. (a)	1,275,929
11,338	Union Pacific Corp. (a)	1,761,245
5,600	West Japan Railway Co. (a)	240,254

		4,544,167

Semiconductors & Semiconductor Equipment (0.8%):
63,222	Freescale Semiconductor, Ltd. *(a)	1,052,646
824	KLA-Tencor Corp. (a)	50,140
8,900	ROHM Co., Ltd. (a)	366,161
2,092	Samsung Electronics Co., Ltd. (a)	2,648,998

		4,117,945

Software (1.9%):
31,747	Activision Blizzard, Inc. (a)	529,222
2,590	Adobe Systems, Inc. *(a)	134,525
1,620	CA, Inc. (a)	48,065
818	Check Point Software Technologies, Ltd. *(a)	46,266
11,785	Citrix Systems, Inc. *(a)	832,139
43,348	Electronic Arts, Inc. *(a)	1,107,541
635	Intuit, Inc. (a)	42,107
71,841	Microsoft Corp. (a)	2,393,024
4,100	Nintendo Co., Ltd. (a)	465,965
113,153	Oracle Corp. (a)	3,753,285
10,515	Red Hat, Inc. *(a)	485,162
1,820	Symantec Corp. (a)	45,045
37,655	TIBCO Software, Inc. *(a)	963,591

Shares		Fair Value
Common Stocks, continued
Software, continued
8,092	VMware, Inc., Class A *(a)	$654,643

		11,500,580

Specialty Retail (0.2%):
223	Murphy USA, Inc. *(a)	9,007
4,750	Nitori Co., Ltd. (a)	435,756
660	Ross Stores, Inc. (a)	48,048
3,942	Williams-Sonoma, Inc. (a)	221,540
140,600	Yamada Denki Co., Ltd. (a)	415,869
172,760	Zhongsheng Group Holdings, Ltd. (a)	272,747

		1,402,967

Textiles, Apparel & Luxury Goods (0.3%):
16,557	Coach, Inc. (a)	902,853
2,804	LVMH Moet Hennessy Louis Vuitton SA (a)	552,565

		1,455,418

Trading Companies & Distributors (0.7%):
10,298	Fastenal Co. (a)	517,475
45,000	Mitsubishi Corp. (a)	912,900
140,800	Mitsui & Co., Ltd. (a)	2,051,862
20,300	Sumitomo Corp. (a)	274,202

		3,756,439

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd. *(a)(b)	456,303
25,524	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR ^(a)	206,629

		662,932

Water Utilities (0.1%):
13,196	American Water Works Co., Inc. (a)	544,731

Wireless Telecommunication Services (0.9%):
306,500	Axiata Group Berhad (a)	647,396
6,548	Crown Castle International Corp. *(a)	478,200
119,029	Far EasTone Telecommunications Co., Ltd. (a)	296,793
12,300	KDDI Corp. (a)	633,223
7,474	MTN Group, Ltd. (a)	146,015
3,404	Philippine Long Distance Telephone Co., ADR ^(a)	230,927
7,965	Rogers Communications, Inc., Class B ^(a)	342,575
2,800	SoftBank Corp. (a)	194,622
24,394	Vodafone Group plc, ADR (a)	858,181
230,927	Vodafone Group plc (a)	814,200

		4,642,132

Total Common Stocks (Cost $286,446,194)		327,242,555

Preferred Stocks (1.0%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares *(a)(b)	426,443

Automobiles (0.3%):
6,419	Volkswagen AG, Preferred Shares (a)	1,512,873

Commercial Banks (0.5%):
21,082	Citigroup Capital XIII, Preferred Shares (a)	579,123

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Commercial Banks, continued
23,200	GMAC Capital Trust I, Series 2, Preferred Shares (a)	$620,600
9,733	HSBC Holdings plc, Series 2, Preferred Shares (a)	263,277
28,716	Itau Unibanco Holding SA, Preferred Shares (a)	406,674
9,440	RBS Capital Funding Trust VII, Series G, Preferred Shares (a)	205,131
2,900	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR (a)	63,481
4,850	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR (a)	101,753
9,469	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR ^(a)	222,427
4,409	U.S. Bancorp, Series G, Preferred Shares ^(a)	118,778
8,909	U.S. Bancorp, Series F, Preferred Shares (a)	231,545
311,000	USB Capital IX, Preferred Shares (a)	236,360

		3,049,149

Diversified Financial Services (0.0%):
31,451	Fannie Mae, Series S, Preferred Shares (a)	183,674

Food & Staples Retailing (0.1%):
11,009	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares (a)	504,592

Total Preferred Stocks (Cost $5,182,773)		5,676,731

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(a)(c)	58,458

Total Warrant (Cost $–)		58,458

Convertible Preferred Stocks (0.4%):
Aerospace & Defense (0.0%):
4,287	United Technologies Corp., 0.46% ^(a)	277,755

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.41% (a)	28,620

Automobiles (0.2%):
11,527	General Motors Co., Series B, 0.38% (a)	578,079

Commercial Banks (0.0%):
207	Wells Fargo & Co., Series L, Class A, 0.03% (a)	235,463

Electric Utilities (0.2%):
8,084	NextEra Energy, Inc., 0.41% (a)	445,267
5,600	PPL Corp., 0.65% (a)	300,888

		746,155

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B ^(a)	206,964

Metals & Mining (0.0%):
10,824	Cliffs Natural Resources, Inc., Series A, 1.42% ^(a)	213,990

Total Convertible Preferred Stocks (Cost $2,089,078)		2,287,026

Shares		Fair Value
Private Placements (0.8%):
Automobiles (0.1%):
300,000	Volkswagen International Finance NV (b)	$448,636

Commercial Banks (0.1%):
150,000	Banco Santander SA (a)(c)	137,625
265,000	CIT Group, Inc. (a)(c)	274,275
400,000	Sberbank of Russia/SB Capital SA (a)(c)	373,500
200,000	Vnesheconombank (a)(c)	206,000

		991,400

Diversified Financial Services (0.2%):
449,000	Daimler Finance NA LLC (a)(c)	450,587
78,000	Hyundai Capital America, Inc. (a)(c)	78,125
199,000	Hyundai Capital America, Inc. (a)(c)	198,510

		727,222

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc. (a)(c)	198,000

Oil, Gas & Consumable Fuels (0.1%):
244,200	Odebrecht Drilling VIII/IX (a)(c)	248,474
406,000	Odebrecht Offshore Drilling Finance, Ltd. (a)(c)	416,150

		664,624

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd. (a)(b)	403,750

Software (0.1%):
662,000	Salesforce.com, Inc. (a)(c)	710,823

Tobacco (0.1%):
300,000	B.A.T. International Finance plc (a)(c)	304,980

Total Private Placements (Cost $4,421,672)		4,449,435

Right (0.0%):
Commercial Banks (0.0%):
39,724	Banco Bilbao Vizcaya Argentaria SA *(a)	5,427

Total Right (Cost $–)		5,427

Principal Amount		Fair Value
Convertible Bonds (1.6%):
Automobiles (0.2%):
$400,000	Volkswagen International Finance NV, 5.50%, 11/9/15 (b)	598,182

Biotechnology (0.3%):
159,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17 (a)	357,651
509,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16 (a)	1,409,293

		1,766,944

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Commercial Banks (0.1%):
$598,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100 (a)(d)	$523,250

Diversified Financial Services (0.1%):
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14 (a)	263,355
20,000,000	Zeus (Cayman) II, Ltd., Series REGS, 1.02%, 8/18/16 (a)(b)	297,873

		561,228

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd. , 7/25/14 (a)	92,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16 (a)(c)	383,700

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14 (a)(b)	272,068

Health Care Providers & Services (0.0%):
40,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18 (a)	46,925

Oil, Gas & Consumable Fuels (0.1%):
540,000	Cobalt International Energy, Inc., 2.63%, 12/1/19 (a)	571,050
134,000	Cobalt International Energy, Inc., 2.63%, 12/1/19 (a)	141,705
300,000	Essar Energy plc, 4.25%, 2/1/16 (a)(c)	244,500

		957,255

Pharmaceuticals (0.2%):
357,000	Mylan, Inc., 3.75%, 9/15/15 (a)	1,034,631

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 11/15/13 @ 100 (a)(c)	597,435
1,250,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100 (a)(c)	994,159
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100 (a)(c)	399,235
278,000	Forest City Enterprises, Inc., 4.25%, 8/15/18 (a)	309,101
300,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15 (a)(c)	404,400

		2,704,330

Software (0.1%):
117,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16 (a)	138,791

Principal Amount		Fair Value
Software, continued
$325,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16 (a)	$385,532

		524,323

Total Convertible Bonds (Cost $8,377,220)		9,465,786

Floating Rate Loans (0.5%):
Energy Equipment & Services (0.2%):
130,612	Drillships Financing Holdings, Inc., 0.34%, 7/15/16 (a)(d)	132,000
261,225	Drillships Financing Holdings, Inc., 0.26%, 3/31/21 (a)(d)	263,511
405,533	Fieldwood Energy LLC, 0.44%, 9/20/20 (a)(d)	403,886

		799,397

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19 (a)(b)(d)	594,554

Media (0.1%):
395,015	Univision Communications, Inc., 4.50%, 3/1/20 (a)(d)	392,874

Metals & Mining (0.0%):
103,740	Constellium Holdco BV, 6.00%, 2/25/20 (a)(d)	105,555
103,740	Constellium Holdco BV, 6.50%, 2/25/20 (a)(d)	141,909
106,396	Essar Steel Algoma, Inc., 8.75%, 9/18/14 (a)(d)	107,832

		355,296

Oil, Gas & Consumable Fuels (0.0%):
240,445	Quintero SA, 1.27%, 6/20/23 (a)(d)	201,012

Pharmaceuticals (0.1%):
382,113	Valeant Pharmaceuticals International, Inc., 4.50%, 6/26/20 (a)(d)	383,970

Wireless Telecommunication Services (0.0%):
255,000	Cricket Communications, Inc., 4.75%, 2/26/20 (a)(d)	254,773

Total Floating Rate Loans (Cost $2,912,679)		2,981,876

Collateralized Mortgage Obligations (0.1%):
626,091	Banc of America Large Loan, Inc., Class HLTN, Series 2010, 2.48%, 11/15/13 (a)(c)(d)	627,095

Total Collateralized Mortgage Obligations (Cost $625,031)		627,095

Corporate Bonds (1.8%):

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Beverages (0.0%):
$238,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17 (a)	$236,999

Capital Markets (0.2%):
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18 (a)	404,790
252,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN (a)	285,514
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19 (a)	201,019

		891,323

Commercial Banks (0.1%):
168,000	Ally Financial, Inc., 4.50%, 2/11/14 (a)	169,530
310,000	HSBC USA, Inc., 1.63%, 1/16/18 (a)	303,871

		473,401

Communications Equipment (0.0%):
60,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21 (a)	64,650

Computers & Peripherals (0.1%):
673,000	Apple, Inc., 1.00%, 5/3/18 (a)	648,270

Construction Materials (0.0%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44 (a)(c)	80,156
134,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63 (a)	147,400

		227,556

Consumer Finance (0.1%):
300,000	Ally Financial, Inc., 3.50%, 7/18/16 (a)	303,000

Diversified Financial Services (0.1%):
378,000	Bank of America Corp., 2.00%, 1/11/18, MTN (a)	371,744
237,000	Bank of America Corp., 1.32%, 3/22/18, MTN (a)(d)	237,737
183,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100 (a)(d)	170,648

		780,129

Diversified Telecommunication (0.5%):
2,464,000	Verizon Communications, Inc., 2.00%, 9/14/18 (a)(d)	2,590,895

Health Care Providers & Services (0.0%):
70,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78 (a)	73,500

Hotels, Restaurants & Leisure (0.3%):
1,859,000	Hilton Worldwide Finance LLC, 0.07%, 9/23/20 (a)(d)	1,855,616

Principal Amount		Fair Value
IT Services (0.0%):
$263,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.33 (a)	$278,780

Media (0.0%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22 ^(a)	132,300

Oil, Gas & Consumable Fuels (0.2%):
420,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104 (a)	446,250
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)(c)	320,803
170,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (a)(c)	162,988

		930,041

Transportation Infrastructure (0.1%):
509,075	Delta Topco, Ltd., 10.00%, 11/24/60 (a)(b)	516,544

Wireless Telecommunication Services (0.1%):
391,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88 (a)	442,808

Total Corporate Bonds (Cost $10,305,902)		10,445,812

Foreign Bonds (7.8%):
Commercial Banks (0.2%):
460,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/21/29 @ 100 +(a)(d)	1,128,071

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88 +(a)(c)	288,126

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41 +(a)(c)	150,827

Sovereign Bonds (7.6%):
1,327,000	Australian Government, Series 129, 5.50%, 12/15/13 +(a)	1,245,387
3,084,000	Australian Government, Series 133, 5.50%, 4/21/23 +(a)	3,260,325
3,909,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22 +(a)(e)	4,252,364
786,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/24 +(a)(e)	854,331
3,501,012	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17 +(a)	5,404,532

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$2,754,238	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19 +(a)	$4,271,666
1,400,000	Canadian Government, 0.95%, 10/10/13 +(a)(f)	1,359,002
538,000	Canadian Government, 4.00%, 6/1/16 +(a)	558,984
864,000	Canadian Government, 1.50%, 3/1/17 +(a)	838,606
587,000	Canadian Government, 3.50%, 6/1/20 +(a)	616,786
1,500,000	Hong Kong Government, 1.67%, 3/24/14 +(a)	194,703
4,900,000	Hong Kong Government, 3.51%, 12/8/14 +(a)	655,888
2,350,000	Hong Kong Government, 1.69%, 12/22/14 +(a)	308,128
2,350,000	Hong Kong Government, 0.27%, 12/18/17 +(a)	294,341
4,800,000	Hong Kong Government, 0.53%, 3/19/18 +(a)	605,219
1,350,000	Hong Kong Government, 3.56%, 6/25/18 +(a)	193,618
120,000,000	Japan Treasury Bill, Series 364, 0.08%, 11/11/13 +(a)(f)	1,220,939
50,000,000	Japan Treasury Bill, Series 333, 0.08%, 12/20/13 +(a)(f)	508,704
60,000,000	Japan Treasury Bill, Series 379, 0.08%, 1/15/14 +(a)(f)	610,428
170,000,000	Japan Treasury Bill, Series 386, 0.08%, 2/10/14 +(a)(f)	1,729,485
2,979,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14 +(a)	925,853
190,620,000	Mexican Cetes, Series BI , 10/3/13 +(a)(g)	1,456,100
74,448,000	Mexican Cetes, Series BI , 11/21/13 +(a)(g)	565,562
72,590,000	Mexican Cetes, Series BI , 12/19/13 +(a)(g)	550,282
62,976,000	Mexican Cetes, Series BI , 12/26/13 +(a)(g)	477,108
75,570,800	Mexican Cetes, Series BI , 1/9/14 +(a)(g)	571,730
92,870,000	Mexican Cetes, Series BI , 2/6/14 +(a)(g)	700,584
2,264,000	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17 +(a)	2,316,324
1,001,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21 +(a)	1,046,702
3,432,541	United Kingdom Treasury Note, 4.75%, 3/7/20 +(a)	6,508,927

		44,102,608

Wireless Telecommunication Services (0.0%):
100,000	Ziggo BV, 3.63%, 3/27/20 +(a)(c)	133,719

Total Foreign Bonds (Cost $46,535,688)		45,803,351

Yankee Dollars (1.7%):
Capital Markets (0.3%):
858,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/13 @ 105 (a)(c)	849,727

Principal Amount		Fair Value
Capital Markets, continued
$848,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17 (a)(c)	$812,276

		1,662,003

Commercial Banks (0.5%):
400,000	Banco Bradesco (Cayman), 4.50%, 1/12/17 (a)	414,000
275,000	Banco Estado Chile, 2.03%, 4/2/15 (a)	280,037
450,000	Banco Santander Chile, 2.13%, 6/7/18 (a)(c)(d)	452,250
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15 (a)	200,148
505,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (a)	504,268
230,000	Nordea Bank AB, 3.13%, 3/20/17 (a)(c)	240,304
430,000	Rabobank Nederland, 3.38%, 1/19/17 (a)	457,535
250,000	Rabobank Nederland, 3.95%, 11/9/22 (a)	239,866
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17 (a)	230,904

		3,019,312

Diversified Financial Services (0.1%):
300,000	CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, Callable 8/24/16 @ 100 (a)(c)(d)	318,750

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17 (a)(c)	208,887

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88 (a)(c)	209,000
200,000	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75 (a)(c)	189,500

		398,500

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103 (a)(c)	142,475

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38 (a)(c)	154,800
1,554,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25 (a)(c)	248,640
164,000	Petrobras Global Finance BV, 2.00%, 5/20/16 (a)	162,941
837,000	Petrobras Global Finance BV, 2.41%, 1/15/19 (a)(d)	821,096

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Notional Amount or Principal Amount		Fair Value
Oil, Gas & Consumable Fuels, continued
$110,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16 (a)(c)	$122,925
100,000	TNK-BP Finance SA, 6.63%, 3/20/17 (a)(c)	109,750

		1,620,152

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22 (a)(c)	202,534

Road & Rail (0.0%):
218,682	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104 (a)(b)	175,274
87,000	Viterra, Inc., 5.95%, 8/1/20 (a)(c)	90,869

		266,143

Sovereign Bonds (0.3%):
517,000	Netherlands Government, 1.00%, 2/24/17 (a)(c)	517,119
1,028,000	Republic of Turkey, 6.75%, 4/3/18 (a)	1,134,912

		1,652,031

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69 (a)(c)	184,000
299,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75 (a)	322,920

		506,920

Total Yankee Dollars (Cost $10,494,339)		9,997,707

U.S. Treasury Obligations (24.5%):
U.S. Treasury Bills (20.1%)
12,695,000	0.04%, 10/3/13 (a)(f)	12,694,987
23,675,000	0.03%, 10/10/13 (a)(f)	23,674,906
19,050,000	0.04%, 10/17/13 (a)(f)	19,049,771
3,400,000	0.04%, 12/5/13 (a)(f)	3,399,969
3,500,000	0.02%, 12/12/13 (a)(f)	3,499,913
22,200,000	0.01%, 12/19/13 (a)(f)	22,199,267
800,000	0.04%, 1/2/14 (a)(f)	799,979
5,400,000	0.04%, 1/9/14 (a)(f)	5,399,887
9,800,000	0.03%, 1/16/14 (a)(f)	9,799,784
3,300,000	0.02%, 1/23/14 (a)(f)	3,299,921
5,400,000	0.01%, 2/6/14 (a)(f)	5,399,714
3,600,000	0.01%, 2/13/14 (a)(f)	3,599,798
3,500,000	0.01%, 3/6/14 (a)(f)	3,499,773

		116,317,669

U.S. Treasury Notes (4.4%)
2,975,000	0.25%, 3/31/15 (a)	2,976,395
3,991,000	2.25%, 3/31/16 (a)	4,169,035
2,451,500	0.63%, 9/30/17 (a)	2,409,557
4,625,400	1.00%, 5/31/18 (a)	4,566,139
5,782,700	1.38%, 7/31/18 (a)	5,793,092
2,513,700	1.38%, 9/30/18 (a)	2,511,933
794,700	2.00%, 11/15/21 (a)	776,819
901,100	1.75%, 5/15/22 (a)	853,440
1,256,200	1.63%, 11/15/22 (a)	1,163,064

Contracts, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations (continued)
$1,209,800	2.50%, 8/15/23 (a)	$1,197,513

		26,416,987

Total U.S. Treasury Obligations (Cost $142,892,991)		142,734,656

Purchased Put Swaptions (0.0%):
1,006,980	5-Year Interest Rate, Pay 6-Month JPY LIBOR, Exercise @ 1.07%, Exp 4/4/18 (JPY) (a)	21,725

Total Purchased Put Swaptions (Cost $21,147)		21,725

Purchased Call Swaptions (0.1%):
1,474	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.84%, Exp 12/9/13 (USD) (a)	190,760
1,032	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.85%, Exp 12/9/13 (USD) (a)	137,624
2,421	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.70%, Exp 12/10/13 (USD) (a)	202,730
609	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.65%, Exp 12/20/13 (USD) (a)	42,639
470	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.70%, Exp 12/24/13 (USD) (a)	38,437
687	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.65%, Exp 12/27/13 (USD) (a)	47,685

Total Purchased Call Swaptions (Cost $454,574)		659,875

Purchased Put Options (0.2%):
30	On Ibovespa Index, Strike @ 45503 Exp 10/16/13 (a)(e)	478
23	On KOSPI Index, Strike @ 244 Exp 12/12/13 (a)	3,967
1,458	On MSCI Emerging Markets Index, Strike @ 902 Exp 10/18/13 (a)	2,136
1,957	On MSCI Emerging Markets Index, Strike @ 889 Exp 11/15/13 (a)	9,288
1,629	On MSCI Emerging Markets Index, Strike @ 929 Exp 12/20/13 (a)	31,226
15,781	On Nikkei 225 Index, Strike @ 13500 Exp 10/11/13 (a)	6,674
17,880	On Nikkei 225 Index, Strike @ 13746 Exp 10/11/13 (a)	12,686
30,678	On Nikkei 225 Index, Strike @ 13126 Exp 10/11/13 (a)	5,844
52	On S&P 500 Index, Strike @ 1630 Exp 10/19/13 (a)	47,060
41	On S&P 500 Index, Strike @ 1635 Exp 10/19/13 (a)	40,385
3,576	On S&P 500 Index, Strike @ 1665 Exp 10/31/13 (a)	77,288
2,050	On S&P 500 Index, Strike @ 1670 Exp 11/15/13 (a)	62,013

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts		Fair Value
Purchased Put Options (0.2%): (continued)
77	On S&P 500 Index, Strike @ 1685 Exp 11/16/13 (a)	$294,140
3,562	On S&P 500 Index, Strike @ 1680 Exp 11/15/13 (a)	121,649
12	On S&P 500 Index, Strike @ 1630 Exp 11/16/13 (a)	24,060
54,430	On USD/JPY FX, Strike @ 97 Exp 12/26/13 (a)	779
27,210	On USD/JPY FX, Strike @ 97 Exp 12/26/13 (a)	409

Total Purchased Put Options (Cost $1,600,896)		740,082

Purchased Call Options (0.1%):
27,342	On Activision Blizzard, Inc., Strike @ 20 Exp 1/17/14 (a)	5,250
11,932	On Aetna, Inc., Strike @ 60 Exp 1/18/14 (a)	69,521
20,464	On Agnico-Eagle Mines, Ltd., Strike @ 85 Exp 1/17/14 (a)	—
49,392	On Alcoa, Inc., Strike @ 15 Exp 1/17/14 (a)	86
24,268	On AngloGold, Ltd., Strike @ 65 Exp 1/17/14 (a)	—
3,801	On Apple, Inc., Strike @ 410 Exp 2/21/14 (a)	273,482
2,073	On Autozone, Inc., Strike @ 550 Exp 1/17/14 (a)	555
1,033	On Barrick Gold Corp., Strike @ 80 Exp 1/18/14 (a)	3,099
45,231	On Boston Scientific Corp., Strike @ 10 Exp 1/17/14 (a)	90,861
26,460	On Broadcom Corp., Strike @ 55 Exp 1/18/14 (a)	—
28,665	On Caterpillar, Inc., Strike @ 135 Exp 1/18/14 (a)	3
9,709	On Coeur d’Alene Mines Corp., Strike @ 40 Exp 1/17/14 (a)	—
55,125	On Corning, Inc., Strike @ 20 Exp 1/17/14 (a)	953
28,813	On Eldorado Gold Corp., Strike @ 25 Exp 1/17/14 (a)	1
77,175	On EMC Corp., Strike @ 40 Exp 1/18/14 (a)	289
7,715	On Endeavour Silver Corp., Strike @ 20 Exp 1/17/14 (a)	2
4,874	On First Majestic Silver Corp., Strike @ 35 Exp 1/17/14 (a)	14
59,535	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 64 Exp 1/17/14 (a)	2
183	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 34 Exp 2/22/14 (a)	33,672
110,249	On General Electric Co., Strike @ 35 Exp 1/18/14 (a)	156
59,566	On Gold Fields, Ltd., Strike @ 22 Exp 1/17/14 (a)	—
646	On Goldcorp, Inc., Strike @ 80 Exp 1/18/14 (a)	1,292
41,895	On Halliburton Co., Strike @ 55 Exp 1/18/14 (a)	23,575
15,193	On Harmony Gold Mining Co., Ltd., Strike @ 15 Exp 1/17/14 (a)	4

Contracts		Fair Value
Purchased Call Options (0.1%): (continued)
110,249	On Hewlett-Packard Co., Strike @ 30 Exp 1/18/14 (a)	$7,981
8,820	On Humana, Inc., Strike @ 105 Exp 1/18/14 (a)	12,247
25,625	On IAMGOLD Corp., Strike @ 30 Exp 1/17/14 (a)	—
11,466	On IBM Corp., Strike @ 295 Exp 1/17/14 (a)	5
110,249	On Intel Corp., Strike @ 40 Exp 1/18/14 (a)	23
30,870	On J.C. Penney Co., Inc., Strike @ 55 Exp 1/18/14 (a)	—
110,307	On Kinross Gold Corp., Strike @ 20 Exp 1/17/14 (a)	1
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp 1/18/14 (a)	178
3,241	On MasterCard, Inc., Strike @ 660 Exp 1/18/14 (a)	132,032
19,845	On McDonald’s Corp., Strike @ 135 Exp 1/17/14 (a)	47
52	On MetLife, Inc., Strike @ 50 Exp 1/17/15 (a)	22,620
15,435	On Monster Beverage Corp., Strike @ 105 Exp 1/18/14 (a)	25
36,162	On NetApp, Inc., Strike @ 60 Exp 1/18/14 (a)	2,790
16,343	On New Gold, Inc., Strike @ 22 Exp 1/17/14 (a)	—
827	On Newmont Mining Corp., Strike @ 90 Exp 1/18/14 (a)	1,654
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp 1/17/14 (a)	—
27,555	On Pan American Silver Corp., Strike @ 50 Exp 1/17/14 (a)	—
34	On Prudential Financial, Inc., Strike @ 83 Exp 1/17/15 (a)	25,500
44,100	On Qualcomm, Inc., Strike @ 95 Exp 1/18/14 (a)	741
3,720	On Randgold Resources, Ltd., Strike @ 165 Exp 1/17/14 (a)	1
3,664	On Royal Gold, Inc., Strike @ 125 Exp 1/17/14 (a)	24
2,414	On S&P 500 Index, Strike @ 30 Exp 1/17/14 (a)	5
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp 1/17/14 (a)	—
27,673	On Silver Wheaton Corp., Strike @ 55 Exp 1/17/14 (a)	55
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp 1/17/14 (a)	—
94,106	On Staples, Inc., Strike @ 20 Exp 1/18/14 (a)	3,505
6,615	On Starwood Hotels & Worldwide, Inc., Strike @ 85 Exp 1/17/14 (a)	503
17,649	On Stillwater Mining Co., Strike @ 25 Exp 1/17/14 (a)	3
116,626	On Topix Index, Strike @ 1218 Exp 12/13/13 (a)	46,485
153,154	On Topix Index, Strike @ 1271 Exp 3/14/14 (a)	61,666
153,558	On Topix Index, Strike @ 1157 Exp 4/11/14 (a)	142,602
1,281	On Topix Index, Strike @ 1164 Exp 5/9/14 (a)	127,657

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, or Principal Amount		Fair Value
Purchased Call Options (0.1%): (continued)
1,004	On Topix Index, Strike @ 1154 Exp 6/13/14 (a)	$113,543
115,700	On Topix Index, Strike @ 1144 Exp 7/11/14 (a)	135,956
148,791	On Topix Index, Strike @ 1247 Exp 9/12/14 (a)	115,765
16,758	On United Technologies Corp., Strike @ 120 Exp 1/18/14 (a)	11,338
22,050	On UnitedHealth Group, Inc., Strike @ 85 Exp 1/18/14 (a)	6,718
10,143	On Visa, Inc., Strike @ 190 Exp 1/18/14 (a)	102,688
15,435	On Western Union Co., Strike @ 25 Exp 1/17/14 (a)	1,092
66,238	On Yamana Gold, Inc., Strike @ 30 Exp 1/17/14 (a)	18
15,435	On Yum! Brands, Inc., Strike @ 100 Exp 1/17/14 (a)	39

Total Purchased Call Options (Cost $2,146,434)		1,578,324

Exchange Traded Funds (1.3%):
47,752	Market Vectors Gold Miners, ETF	1,196,665
3,584	ETFS Platinum Trust (h)	492,155
4,245	ETFS Physical Palladium Shares (h)	300,291
75,708	iShares Gold Trust (h)	975,876
34,685	SPDR Gold Trust (h)	4,445,577

Total Exchange Traded Fund (Cost $8,553,792)		7,410,564

Securities Held as Collateral for Securities on Loan (0.9%):
$5,190,397	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)(i)	5,190,397

Total Securities Held as Collateral for Securities on Loan (Cost $5,190,397)		5,190,397

Unaffiliated Investment Company (0.1%):
696,675	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)(j)	696,675

Total Unaffiliated Investment Company (Cost $696,675)		696,675

Total Investment Securities (Cost $538,947,482) (k) - 98.9%		578,073,557
Net other assets (liabilities) - 1.1%		5,558,018

Net Assets - 100.0%		$583,631,575

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JPY	-	Notional amount stated is in Japanese Yen.
MTN	-	Medium Term Note
NYS	-	New York Shares
SPDR	-	Standard & Poor’s Depository Receipts
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $5,010,365.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.90% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	The rate represents the effective yield at September 30, 2013.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(j)	All or a portion of these securities are held by the VIP Subsidiary.
(k)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “-” either are $0 or round to less than $1.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	1.8%
Austria	— %^
Belgium	0.1%
Bermuda	0.4%
Brazil	1.8%
British Virgin Islands	— %^
Canada	2.4%
Cayman Islands	0.2%
Chile	0.2%
China	0.2%
Colombia	— %^
Denmark	— %^
France	2.4%
Germany	3.6%
Guernsey	0.1%
Hong Kong	0.9%
India	0.1%
Indonesia	0.1%
Ireland	0.2%
Ireland (Republic of)	0.4%
Israel	— %^
Italy	0.8%
Japan	7.4%
Jersey	0.5%
Kazakhstan	0.1%
Korea, Republic Of	0.1%
Luxembourg	0.2%
Malaysia	0.5%
Mexico	0.9%
Netherlands	2.4%
Norway	0.2%
Panama	— %^
Philippines	— %^
Portugal	— %^
Republic of Korea (South)	0.6%
Russian Federation	0.3%
Singapore	0.8%
South Africa	0.1%
Spain	0.3%
Sweden	0.2%
Switzerland	1.9%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	5.0%
United States	62.2%

100.0%

^	Represents less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Securities Sold Short (0.0%): (a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Fast Retailing Co., Ltd.	$(148,595)	$(150,950)	$(2,355)
Cablevision Systems Corp.	(24,325)	(21,488)	2,837

	$(172,920)	$(172,438)	$482

Futures Contracts(b)

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini December Futures (U.S. Dollar)	Short	12/23/13	(54)	$(2,653,290)	$89,876
SGX NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/13/13	17	1,256,232	(1,208)
NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/13/13	19	1,404,991	3,699
FTSE 100 Index December Futures (British Pounds)	Long	12/23/13	4	416,297	(11,372)
S&P/Toronto Stock Exchange 60 Index December Futures (Canadian Dollar)	Long	12/20/13	1	141,858	(1,432)
CAC40 10 Euro October Futures (Euro)	Long	10/21/13	6	336,499	(4,640)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	Long	12/20/13	92	11,627,938	219,168
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Long	12/23/13	247	17,496,435	(48,371)
German Stock Index December Futures (Euro)	Long	12/23/13	4	1,161,838	(16,716)

Total					$229,003

Number of Contracts		Fair Value
Written Call Options (0.0%) (a)
(12)	On ACE, Ltd., Strike @ 93 Exp 2/22/14	$(5,460)
(30)	On Ibovespa Index, Strike @ 50816 Exp 10/16/13	(19,594)
(1,458)	On MSCI Emerging Markets Index, Strike @ 1036 Exp 10/18/13	(7,618)
(1,957)	On MSCI Emerging Markets Index, Strike @ 1022 Exp 11/15/13	(39,647)
(1,629)	On MSCI Emerging Markets Index, Strike @ 1072 Exp 12/20/13	(14,826)
(3,801)	On Apple, Inc., Strike @ 480 Exp 2/21/14	(113,674)
(30,678)	On Nikkei 225 Index, Strike @ 14208 Exp 10/11/13	(132,096)
(17,880)	On Nikkei 225 Index, Strike @ 14718 Exp 10/11/13	(28,936)
(15,781)	On Nikkei 225 Index, Strike @ 14500 Exp 10/11/13	(40,544)
(3,562)	On S&P 500 Index, Strike @ 1765 Exp 11/15/13	(12,011)
(75)	On Carnival Corp., Strike @ 38 Exp 10/19/13	(375)
(58)	On Marathon Petroleum Corp., Strike @ 78 Exp 1/18/14	(4,640)
(110)	On Pultegroup, Inc., Strike @ 19 Exp 1/18/14	(7,150)
(28)	On SM Energy Co., Strike @ 70 Exp 11/16/13	(23,240)
(13)	On Travelers Cos., Inc. (The), Strike @ 83 Exp 1/18/14	(5,850)
(42)	On Whiting Petroleum Corp., Strike @ 53 Exp 12/21/13	(35,490)
(16)	On Williams-Sonoma, Inc., Strike @ 55 Exp 1/18/14	(5,760)
(22)	On Williams-Sonoma, Inc., Strike @ 53 Exp 1/18/14	(11,330)
(35)	On XL Group plc, Strike @ 32 Exp 4/19/14	(4,638)

Total Written Call Options (Premiums Received $(404,365))		$(512,879)

Number of Contracts		Fair Value
Written Put Options (0.0%) (a)
(3,562)	On S&P 500 Index, Strike @ 1580 Exp 11/15/13	$(36,504)
(2,050)	On S&P 500 Index, Strike @ 1570 Exp 11/15/13	(18,669)
(15,781)	On Nikkei 225 Index, Strike @ 12500 Exp 10/11/13	(827)
(3,576)	On S&P 500 Index, Strike @ 1565 Exp 10/31/13	(18,478)
(56)	On Dresser Rand Group, Inc., Strike @ 60 Exp 3/22/14	(21,000)
(109)	On Pultegroup, Inc., Strike @ 15 Exp 1/18/14	(9,701)
(120)	On Phillips 66, Strike @ 58 Exp 5/17/14	(13,800)
(45)	On Marathon Petroleum Corp., Strike @ 65 Exp 4/19/14	(29,700)
(90)	On Marathon Petroleum Corp., Strike @ 63 Exp 4/19/14	(47,700)
(116,626)	On Topix Index, Strike @ 1089 Exp 12/13/13	(19,672)
(1,957)	On MSCI Emerging Markets Index, Strike @ 798 Exp 11/15/13	(1,728)
(390)	On S&P 500 Index, Strike @ 1150 Exp 12/20/13	(103)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

(1,458)	On MSCI Emerging Markets Index, Strike @ 809 Exp 10/18/13	$(226)
(148,791)	On Topix Index, Strike @ 1079 Exp 12/13/13	(22,292)
(30,678)	On Nikkei 225 Index, Strike @ 11773 Exp 10/11/13	(397)
(17,880)	On Nikkei 225 Index, Strike @ 12774 Exp 10/11/13	(1,631)
(1,629)	On MSCI Emerging Markets Index, Strike @ 834 Exp 12/20/13	(8,023)
(153,154)	On Topix Index, Strike @ 1112 Exp 3/14/14	(59,673)

Total Written Put Options (Premiums Received $(678,423))		$(310,124)

Number of Contracts		Fair Value
Written Put Swaptions (0.0%) (a)
(2,421)	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 2.50%, Exp 12/10/13 (USD)	$(23,227)

Total Written Put Swaptions (Premiums Received $(32,078))		$(23,227)

At September 30, 2013, the Fund’s open forward currency contracts were as follows: (a)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	10/3/13	1,257,200	$1,133,994	$1,172,332	$(38,338)
Australian Dollar	Morgan Stanley	10/4/13	1,464,600	1,307,251	1,365,633	(58,382)
Australian Dollar	Credit Suisse First Boston	10/10/13	1,330,800	1,189,655	1,240,335	(50,680)
Australian Dollar	Morgan Stanley	10/11/13	1,119,300	1,001,718	1,043,137	(41,419)
Australian Dollar	BNP Paribas	10/17/13	1,258,000	1,131,103	1,171,891	(40,788)
Australian Dollar	Barclays Bank	10/18/13	1,368,200	1,219,217	1,274,455	(55,238)
Australian Dollar	Morgan Stanley	10/24/13	1,379,000	1,231,612	1,283,957	(52,345)
Brazilian Real	Morgan Stanley	10/18/13	1,237,036	518,000	555,744	(37,744)
Brazilian Real	UBS Warburg	10/18/13	1,882,761	773,000	845,839	(72,839)
Brazilian Real	Deutsche Bank	10/25/13	2,742,464	1,136,639	1,229,879	(93,240)
British Pound	JPMorgan Chase	10/10/13	436,000	683,299	705,692	(22,393)
British Pound	Deutsche Bank	10/11/13	1,224,300	1,897,849	1,981,585	(83,736)
European Euro	BNP Paribas	10/3/13	242,516	321,377	328,054	(6,677)
European Euro	UBS Warburg	10/4/13	1,476,100	1,960,940	1,996,745	(35,805)
European Euro	Goldman Sachs	10/10/13	420,600	559,890	568,960	(9,070)
European Euro	Barclays Bank	10/18/13	691,000	920,561	934,756	(14,195)
European Euro	Morgan Stanley	10/24/13	865,000	1,158,027	1,170,152	(12,125)
European Euro	Credit Suisse First Boston	10/31/13	634,000	840,925	857,675	(16,750)
European Euro	Deutsche Bank	10/31/13	429,400	569,500	580,892	(11,392)
European Euro	UBS Warburg	10/31/13	1,004,000	1,331,786	1,358,210	(26,424)
European Euro	Deutsche Bank	11/1/13	557,000	740,955	753,511	(12,556)
Japanese Yen	Bank of America	10/3/13	110,303,925	1,129,139	1,122,365	6,774
Japanese Yen	JPMorgan Chase	10/3/13	119,241,270	1,216,748	1,213,305	3,443
Japanese Yen	Morgan Stanley	10/3/13	124,204,842	1,267,138	1,263,810	3,328
Japanese Yen	Barclays Bank	10/10/13	113,013,872	1,164,159	1,149,991	14,168
Japanese Yen	BNP Paribas	10/11/13	155,360,700	1,608,222	1,580,909	27,313
Japanese Yen	Deutsche Bank	10/11/13	176,404,813	1,798,214	1,795,048	3,166
Japanese Yen	Credit Suisse First Boston	10/17/13	126,459,550	1,295,692	1,286,868	8,824
Japanese Yen	JPMorgan Chase	10/25/13	155,479,222	1,562,134	1,582,258	(20,124)
Japanese Yen	UBS Warburg	10/25/13	77,248,619	776,368	786,132	(9,764)
Japanese Yen	Bank of America	10/31/13	131,236,960	1,328,847	1,335,602	(6,755)
Japanese Yen	Morgan Stanley	11/1/13	241,803,855	2,434,619	2,460,859	(26,240)
Japanese Yen	UBS Warburg	11/1/13	168,793,300	1,698,122	1,717,823	(19,701)
Japanese Yen	BNP Paribas	11/6/13	118,951,027	1,199,623	1,210,605	(10,982)
Japanese Yen	Credit Suisse First Boston	11/6/13	113,748,400	1,145,733	1,157,656	(11,923)
Japanese Yen	Morgan Stanley	11/6/13	113,815,400	1,147,344	1,158,338	(10,994)
Japanese Yen	Credit Suisse First Boston	11/7/13	117,596,450	1,188,443	1,196,826	(8,383)
Japanese Yen	Goldman Sachs	11/7/13	117,698,560	1,192,730	1,197,865	(5,135)
Japanese Yen	Credit Suisse First Boston	11/12/13	120,000,000	1,215,805	1,221,319	(5,514)
Japanese Yen	BNP Paribas	12/20/13	50,000,000	499,002	509,050	(10,048)
Japanese Yen	UBS Warburg	1/15/14	60,000,000	614,125	610,999	3,126
Japanese Yen	Deutsche Bank	2/10/14	170,000,000	1,725,888	1,731,492	(5,604)
Mexican Peso	Deutsche Bank	10/3/13	19,062,000	1,509,640	1,456,149	53,491
Mexican Peso	Credit Suisse First Boston	11/21/13	7,444,800	567,534	566,411	1,123
Mexican Peso	Morgan Stanley	12/19/13	7,259,000	567,864	551,112	16,752

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Credit Suisse First Boston	12/26/13	6,297,600	$492,192	$477,869	$14,323
Mexican Peso	UBS Warburg	1/9/14	7,557,080	588,929	572,831	16,098
Mexican Peso	UBS Warburg	2/6/14	9,287,000	681,855	702,462	(20,607)

				$53,243,407	$54,035,388	$(791,981)

Long Contracts:
Australian Dollar	Credit Suisse First Boston	10/3/13	585,452	$553,000	$545,930	$(7,070)
Australian Dollar	Morgan Stanley	10/4/13	1,464,600	1,340,680	1,365,633	24,953
Australian Dollar	Credit Suisse First Boston	10/10/13	1,330,800	1,249,788	1,240,335	(9,453)
Australian Dollar	BNP Paribas	10/17/13	1,258,000	1,171,827	1,171,891	64
Australian Dollar	Barclays Bank	10/18/13	1,368,200	1,266,625	1,274,455	7,830
Canadian Dollar	Credit Suisse First Boston	11/7/13	712,603	690,360	691,257	897
European Euro	Brown Brothers Harriman	10/7/13	1,147,300	1,533,217	1,551,982	18,765
Japanese Yen	Deutsche Bank	10/11/13	126,371,280	1,295,000	1,285,920	(9,080)

				$9,100,497	$9,127,403	$26,906

At September 30, 2013, the Fund’s open forward cross currency contracts were as follows:(a)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Barclays Bank	900,300 EUR	119,846,135 JPY	$1,212,952	$1,211,228	$(1,724)

				$1,212,952	$1,211,228	$(1,724)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Over-the-Counter Credit Default Swap Agreements - Buy Protection (a)(c)

At September 30, 2013, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at September 30, 2013(d)	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	$505,000	5.00%	$(29,988)	$27,523	$(2,465)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	505,000	5.00	(29,988)	27,573	(2,415)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,115,000	5.00	(66,210)	58,284	(7,926)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,027,000	5.00	(60,985)	44,469	(16,516)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,072,126	5.00	(63,664)	54,142	(9,522)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	544,608	5.00	(32,340)	22,995	(9,345)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	418,540	5.00	(24,853)	10,398	(14,455)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	533,000	5.00	(31,650)	10,031	(21,619)

						$(339,678)	$255,415	$(84,263)

Centrally Cleared Credit Default Swap Agreements - Buy Protection (a)(c)

At September 30, 2013, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2013(d)	Notional Amount(e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	450,000	5.00%	$(26,522)	$18,493	$(8,029)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 21	JPMorgan Chase	12/20/18	4.38	400,000	5.00	(17,843)	18,354	511

						$(44,365)	$36,847	$(7,518)

Centrally Cleared Credit Default Swap Agreements - Sell Protection (a)(c)

At September 30, 2013, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2013(d)	Notional Amount(e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 21	JPMorgan Chase	12/20/18	0.88%	651,000	1.00%	$5,794	$6,336	$(541)

						$5,794	$6,336	$(541)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2013, the Fund’s open over-the-counter interest rate swap agreements were as follows: (a)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.49%	9/14/15	Deutsche Bank	560,000	USD	$—	$(402)	$(402)
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JPMorgan Chase	1,490,000	USD	—	(1,358)	(1,358)
Pay	3-Month U.S. Dollar LIBOR BBA	0.60%	9/17/15	Deutsche Bank	600,000	USD	—	(1,684)	(1,684)
Pay	3-Month U.S. Dollar LIBOR BBA	0.49%	9/17/15	Deutsche Bank	400,000	USD	—	(286)	(286)
Pay	3-Month U.S. Dollar LIBOR BBA	0.76%	2/28/16	Deutsche Bank	1,063,750	GBP	—	8,976	8,976
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	USD	—	521	521
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	USD	—	(6,041)	(6,041)
Pay	3-Month U.S. Dollar LIBOR BBA	1.50%	9/27/16	Deutsche Bank	1,700,000	USD	—	2,218	2,218
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	6,121,273	USD	—	(21,519)	(21,519)
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	USD	—	(662)	(662)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	USD	—	(22,212)	(22,212)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	USD	—	(3,924)	(3,924)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	USD	—	1,335	1,335
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	USD	—	(4,931)	(4,931)
Pay	3-Month U.S. Dollar LIBOR BBA	1.16%	9/14/18	Deutsche Bank	250,000	USD	—	(4,373)	(4,373)
Pay	3-Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JPMorgan Chase	610,300	USD	—	(9,960)	(9,960)
Pay	3-Month U.S. Dollar LIBOR BBA	1.13%	9/17/18	Deutsche Bank	200,000	USD	—	(3,825)	(3,825)
Pay	3-Month U.S. Dollar LIBOR BBA	1.49%	9/17/18	Deutsche Bank	200,000	USD	—	(342)	(342)
Pay	3-Month U.S. Dollar LIBOR BBA	1.40%	2/28/19	Deutsche Bank	427,119	GBP	—	(18,531)	(18,531)

								$(87,000)	$(87,000)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2013, the Fund’s open centrally cleared interest rate swap agreements were as follows: (a)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.28%	8/28/16	JPMorgan Chase	7,307,000	USD	$99	$(51,061)	$(51,160)
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/28/16	JPMorgan Chase	7,306,000	USD	99	(53,600)	(53,699)
Pay	3-Month U.S. Dollar LIBOR BBA	1.78%	9/27/16	Deutsche Bank	940,000	USD	12	3,799	3,787
Pay	3-Month U.S. Dollar LIBOR BBA	2.54%	8/28/19	JPMorgan Chase	2,923,000	USD	45	56,043	55,998
Pay	3-Month U.S. Dollar LIBOR BBA	2.55%	8/28/19	JPMorgan Chase	2,924,000	USD	45	57,473	57,428

								$12,654	$12,354

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Total Return Swaps at September 30, 2013 (a)

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/(Depreciation)
Citibank NA	KOSPI 200 Index December Futures	12/12/13	(4,281,300	) KRW	$(3,984)
Citibank NA	KOSPI 200 Index December Futures	12/12/13	(11,622,600	) KRW	(10,816)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/16	560,000	JPY	5,698
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/16	110,000	JPY	1,119
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/17	1,410,000	JPY	14,347
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/17	819,000	JPY	8,333

					$14,697

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the VIP Subsidiary.
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.4%):
11,471,571	AZL Franklin Templeton Founding Strategy Plus Fund	$150,162,864

Total Affiliated Investment Company (Cost $143,916,275)		150,162,864

Unaffiliated Investment Company (0.4%):
569,139	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	569,139

Total Unaffiliated Investment Company (Cost $569,139)		569,139

Total Investment Securities (Cost $144,485,414)(b) - 94.8%		150,732,003
Net other assets (liabilities) - 5.2%		8,154,247

Net Assets - 100.0%		$158,886,250

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $7,885,038 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	25	$3,159,766	$59,895
S&P 500 Index E-Mini December Futures	Long	12/23/13	56	4,688,040	(13,154)

Total					$46,740

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.4%):
13,415,209	AZL Enhanced Bond Index Fund	$143,676,891
7,250,972	AZL International Index Fund	113,912,774
3,200,931	AZL Mid Cap Index Fund	66,387,318
18,389,061	AZL S&P 500 Index Fund, Class 2	214,600,347
2,329,064	AZL Small Cap Stock Index Fund	33,235,739

Total Affiliated Investment Companies (Cost $525,017,203)		571,813,069

Unaffiliated Investment Company (0.2%):
1,151,524	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,151,524

Total Unaffiliated Investment Company (Cost $1,151,524)		1,151,524

Total Investment Securities (Cost $526,168,727)(b) - 94.6%		572,964,593
Net other assets (liabilities) - 5.4%		32,184,863

Net Assets - 100.0%		$605,149,456

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $29,994,761 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	59	$7,457,047	$140,011
S&P 500 Index E-Mini December Futures	Long	12/23/13	270	22,603,050	(66,161)

Total					$73,850

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.6%):
14,028,484	AZL Invesco Equity and Income Fund	$207,481,280

Total Affiliated Investment Company (Cost $189,843,848)		207,481,280

Unaffiliated Investment Company (0.4%):
790,315	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	790,315

Total Unaffiliated Investment Company (Cost $790,315)		790,315

Total Investment Securities (Cost $190,634,163)(b) - 95.0%		208,271,595
Net other assets (liabilities) - 5.0%		10,887,986

Net Assets - 100.0%		$219,159,581

Percentages indicated are based on net assets as of September 30, 2013.

(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $10,893,698 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	34	$4,297,281	$81,406
S&P 500 Index E-Mini December Futures	Long	12/23/13	78	6,529,770	(18,748)

Total					$62,658

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of the AZL Balanced Index Strategy Fund, the AZL Growth Index Strategy Fund, the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Conservative Fund, the AZL MVP Fusion Growth Fund, the AZL MVP Fusion Moderate Fund, the AZL MVP Balanced Index Strategy Fund, the AZL MVP BlackRock Global Allocation Fund, the AZL MVP Franklin Templeton Founding Strategy Plus Fund, the AZL MVP Growth Index Strategy Fund, and the AZL MVP Invesco Equity and Income Fund (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded no later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2013, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

As of September 30, 2013, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $553,543,189, representing 94.8% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Lending

To generate additional income, the AZL MVP Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2013 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on each Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the each Fund’s derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended September 30, 2013, the AZL MVP Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

As of September 30, 2013, the Funds may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

Options Contracts

The AZL MVP Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2013, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of September 30, 2013, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

The Fund had the following transactions in written call and put options during the period ended September 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(82,982)	$(911,438)
Options written	(1,858,957)	(2,437,120)
Options exercised	1,913	190,241
Options expired	233,057	494,111
Options closed	1,131,830	1,581,418

Options outstanding at September 30, 2013	(575,139)	$(1,082,788)

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

the Fund. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2013, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2013, the Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2013, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 9/30/13	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$27,310,233	$46,785,893	$(1,542,975)	$2,149,150	$121,011,372	$195,713,673	$2,050,849
AZL International Index Fund	45,672,834	2,728,776	(6,534,021)	359,078	7,133,662	49,360,329	943,541
AZL Mid Cap Index Fund	174,462,175	1,773,883	(4,834,162)	970,768	(142,344,626)	30,028,038	190,141
AZL S&P 500 Index Fund	14,612,536	5,252,166	(12,284,015)	1,785,877	91,757,575	101,124,139	1,196,150
AZL Small Cap Stock Index Fund	92,313,602	993,508	(3,910,879)	762,998	(73,913,601)	16,245,628	148,734

	$354,371,380	$57,534,226	$(29,106,052)	$6,027,871	$3,644,382	$392,471,807	$4,529,415

AZL Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$233,654,893	$131,176,940	$(11,480,561)	$3,039,959	$(50,604,404)	$305,786,827	$3,146,586
AZL International Index Fund	186,794,042	32,725,961	(4,240,814)	117,895	18,051,614	233,448,698	4,404,451
AZL Mid Cap Index Fund	107,635,739	13,609,458	(3,878,300)	2,215,538	13,766,036	133,348,471	837,009
AZL S&P 500 Index Fund	380,420,597	71,294,473	(11,354,630)	1,574,729	36,755,412	478,690,581	5,577,566
AZL Small Cap Stock Index Fund	54,551,412	4,101,625	(3,687,641)	1,447,511	11,131,926	67,544,833	617,491

	$963,056,683	$252,908,457	$(34,641,946)	$8,395,632	$29,100,584	$1,218,819,410	$14,583,103

AZL MVP Fusion Balanced Fund
AZL Allianz AGIC Opportunity Fund	$10,035,797	$1,489,130	$(64,613)	$1,230	$(11,461,544)	$—	$—
AZL BlackRock Capital Appreciation Fund	25,323,618	3,871,672	(2,459,056)	349,337	5,078,373	32,163,944	166,400
AZL Columbia Mid Cap Value Fund	10,270,077	1,508,261	(710,558)	114,013	2,391,842	13,573,635	86,355
AZL Columbia Small Cap Value Fund	10,816,756	2,200,102	(1,476,866)	795,815	1,291,696	13,627,503	141,894
AZL Dreyfus Research Growth Fund	15,031,978	2,350,665	(1,316,148)	160,122	3,569,536	19,796,153	81,057
AZL Federated Clover Small Cap Value Fund	10,090,223	1,647,354	(452,885)	87,586	2,091,969	13,464,247	98,838
AZL Gateway Fund	19,941,953	3,357,260	(129,226)	(316)	900,898	24,070,569	193,405
AZL International Index Fund	31,827,717	5,077,595	(3,479,157)	249,722	4,557,229	38,233,106	737,562
AZL Invesco Growth and Income Fund	25,264,815	3,845,505	(3,310,797)	547,715	5,559,805	31,907,043	295,325
AZL Invesco International Equity Fund	31,470,511	5,013,466	(2,512,823)	290,243	3,928,571	38,189,968	469,086
AZL JPMorgan International Opportunities Fund	42,464,478	7,084,910	(5,236,091)	(12,843)	5,961,672	50,262,126	1,112,585
AZL JPMorgan U.S. Equity Fund	40,593,075	6,208,787	(6,197,802)	1,080,878	8,758,571	50,443,509	468,123
AZL MFS Investors Trust Fund	20,259,452	3,062,135	(1,903,048)	313,742	4,027,176	25,759,457	199,745
AZL MFS Value Fund	30,766,409	4,706,469	(4,655,891)	873,064	6,317,870	38,007,921	568,451
AZL Mid Cap Index Fund	10,264,640	1,717,053	(700,021)	298,011	2,059,832	13,639,515	86,048
AZL Morgan Stanley Global Real Estate Fund	16,145,357	2,766,453	(1,562,383)	355,886	(182,414)	17,522,899	722,601
AZL Morgan Stanley Mid Cap Growth Fund	10,161,227	1,977,942	(1,274,769)	470,011	2,226,595	13,561,006	64,046
AZL MVP FB Investments Trust	—	—	—	2,869	—	—	—
AZL NFJ International Value Fund	21,394,539	3,754,082	(705,104)	(171,715)	1,324,018	25,595,820	440,224
AZL Oppenheimer Discovery Fund	14,630,433	2,648,730	(5,213,149)	1,046,648	19,205,568	32,318,230	—
AZL Pyramis Core Bond Fund	100,098,403	18,354,333	(10,539,129)	335,618	(3,146,515)	105,102,710	416,997
AZL Russell 1000 Growth Index Fund	30,262,082	4,046,724	(8,070,077)	1,621,816	22,014,638	49,875,183	350,252
AZL Russell 1000 Value Index Fund	51,254,668	8,483,369	(17,229,751)	5,547,664	(16,063,186)	31,992,764	1,020,543
AZL Schroder Emerging Markets Equity Fund	10,854,999	1,708,004	(64,613)	(4,867)	(528,170)	11,965,353	93,176
NFJ Dividend Value Portfolio	14,948,467	2,427,725	(846,816)	80,717	2,912,579	19,522,672	137,084
PIMCO PVIT Global Advantage Strategy Bond Portfolio	30,755,218	10,152,342	(387,678)	4,294	(5,976,740)	34,547,436	376,142
PIMCO PVIT High Yield Portfolio	31,109,712	10,934,973	(1,288,406)	22,816	(4,610,357)	36,168,738	1,411,122
PIMCO PVIT Low Duration Portfolio	50,607,026	217,234	(51,232)	87	7,895,729	58,668,844	646,141
PIMCO PVIT Real Return Portfolio	50,452,724	19,356,290	(646,129)	(1,960)	(10,193,167)	58,967,758	58,912
PIMCO PVIT Total Return Portfolio	200,875,943	79,406,605	(23,648,516)	400,703	(26,169,050)	230,865,685	3,146,510
PIMCO PVIT Unconstrained Bond Portfolio	40,591,076	12,730,898	(516,903)	12,029	(6,271,147)	46,545,953	154,233

	$1,008,563,373	$232,106,068	$(106,649,637)	$14,870,935	$27,471,877	$1,176,359,747	$13,742,857

AZL MVP Fusion Conservative Fund
AZL Allianz AGIC Opportunity Fund	$2,641,800	$114,632	$(318,834)	$(844)	$(2,436,754)	$—	$—
AZL BlackRock Capital Appreciation Fund	5,111,972	201,371	(1,003,604)	130,620	761,257	5,201,616	27,018
AZL Columbia Mid Cap Value Fund	2,615,147	112,050	(651,359)	106,639	409,318	2,591,795	16,592
AZL Columbia Small Cap Value Fund	3,959,092	502,531	(1,178,940)	328,104	311,279	3,922,066	41,426
AZL Dreyfus Research Growth Fund	2,579,199	52,226	(550,552)	63,677	456,599	2,601,149	10,751
AZL Gateway Fund	3,762,218	175,773	(198,904)	4,339	147,485	3,890,911	30,887
AZL International Index Fund	5,249,027	480,073	(1,180,443)	133,402	506,836	5,188,895	100,328
AZL Invesco Growth and Income Fund	6,439,235	473,184	(1,740,113)	309,103	992,850	6,474,259	59,773
AZL Invesco International Equity Fund	5,184,803	266,288	(801,473)	57,613	499,408	5,206,639	63,917
AZL JPMorgan International Opportunities Fund	5,276,148	448,978	(1,149,540)	(10,936)	604,696	5,169,346	114,107
AZL JPMorgan U.S. Equity Fund	7,712,062	549,328	(2,047,893)	380,556	1,179,499	7,773,552	72,177
AZL MFS Investors Trust Fund	2,581,360	98,694	(550,106)	96,836	356,481	2,583,265	20,069
AZL MFS Value Fund	7,713,525	619,593	(2,061,095)	399,347	1,100,845	7,772,215	115,886
AZL Mid Cap Index Fund	2,623,998	163,173	(679,065)	130,365	363,365	2,601,836	16,738
AZL Morgan Stanley Global Real Estate Fund	2,642,528	432,033	(462,119)	47,930	(58,080)	2,602,292	109,616
AZL Morgan Stanley Mid Cap Growth Fund	2,604,318	128,863	(698,707)	88,919	480,697	2,604,090	12,329
AZL Oppenheimer Discovery Fund	2,566,313	316,905	(1,599,697)	294,609	3,628,154	5,206,284	—
AZL Pyramis Core Bond Fund	32,467,894	4,033,861	(5,953,792)	54,296	(880,232)	29,722,027	118,587
AZL Russell 1000 Growth Index Fund	5,111,838	128,935	(3,021,672)	571,923	120,339	2,911,363	31,919
AZL Russell 1000 Value Index Fund	10,312,950	1,105,341	(4,608,212)	1,185,852	97,214	8,093,145	165,112
NFJ Dividend Value Portfolio	3,869,259	225,248	(868,016)	73,830	575,403	3,875,724	27,247
PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,533,779	1,069,018	(199,330)	(8,408)	(527,498)	7,867,561	88,446
PIMCO PVIT High Yield Portfolio	10,181,974	727,189	(447,136)	8,019	(19,534)	10,450,512	426,811
PIMCO PVIT Low Duration Portfolio	19,967,596	2,690,316	(1,395,657)	(28,236)	(356,869)	20,877,150	242,861
PIMCO PVIT Real Return Portfolio	17,354,269	3,483,789	(454,781)	(100,587)	(2,001,555)	18,281,135	18,868
PIMCO PVIT Total Return Portfolio	62,840,694	9,377,487	(11,560,904)	54,631	433,850	61,145,758	906,283
PIMCO PVIT Unconstrained Bond Portfolio	12,488,644	960,186	(324,844)	24,518	(108,977)	13,039,527	44,698

	$253,391,642	$28,937,065	$(45,706,788)	$4,396,117	$6,636,076	$247,654,112	$2,882,446

AZL MVP Fusion Growth Fund
AZL Allianz AGIC Opportunity Fund	$8,358,301	$18,091	$(51,232)	$1,086	$(8,326,246)	$—	$—
AZL BlackRock Capital Appreciation Fund	32,808,672	255,307	(3,119,181)	444,636	5,406,337	35,795,771	182,941
AZL Columbia Mid Cap Value Fund	16,629,787	148,501	(2,483,981)	524,758	2,835,664	17,654,729	112,319
AZL Columbia Small Cap Value Fund	12,737,287	891,330	(2,242,890)	1,069,706	1,017,129	13,472,562	138,987
AZL Dreyfus Research Growth Fund	24,502,316	162,474	(3,034,071)	405,894	4,712,385	26,748,998	108,200
AZL Federated Clover Small Cap Value Fund	8,279,052	171,750	(1,124,301)	151,831	1,370,240	8,848,572	64,585
AZL Gateway Fund	24,232,030	3,217,595	(1,631,516)	4,455	950,028	26,772,592	207,708
AZL International Index Fund	50,650,492	1,282,632	(4,741,350)	567,500	5,709,444	53,468,718	1,018,813
AZL Invesco Growth and Income Fund	28,654,189	764,421	(4,452,654)	941,773	4,988,679	30,896,408	282,149
AZL Invesco International Equity Fund	58,411,477	1,236,758	(3,554,086)	465,739	5,934,863	62,494,751	755,505
AZL JPMorgan International Opportunities Fund	67,749,892	1,897,243	(6,394,062)	(43,522)	7,778,434	70,987,985	1,549,153
AZL JPMorgan U.S. Equity Fund	49,368,312	1,066,504	(7,576,662)	2,484,436	7,679,105	53,021,695	486,444
AZL MFS Investors Trust Fund	24,602,633	257,400	(2,850,002)	725,947	3,684,930	26,420,908	203,125
AZL MFS Value Fund	32,742,455	709,284	(4,760,601)	1,069,753	5,444,673	35,205,564	520,788
AZL Mid Cap Index Fund	8,208,159	205,586	(1,102,054)	385,628	1,209,772	8,907,091	56,193
AZL Morgan Stanley Global Real Estate Fund	25,637,683	4,069,584	(2,813,158)	581,167	(655,563)	26,819,713	1,107,015
AZL Morgan Stanley Mid Cap Growth Fund	16,581,979	589,055	(2,983,847)	1,315,221	2,437,218	17,939,626	83,269
AZL NFJ International Value Fund	33,861,145	1,053,894	(1,072,215)	(143,099)	1,945,473	35,645,198	614,409
AZL Oppenheimer Discovery Fund	16,398,954	348,578	(5,560,824)	1,253,338	14,496,708	26,936,754	—
AZL Pyramis Core Bond Fund	32,177,496	4,775,696	(4,500,813)	41,148	(900,044)	31,593,483	122,627
AZL Russell 1000 Growth Index Fund	30,242,040	500,380	(13,110,229)	3,170,722	1,338,870	22,141,783	239,570
AZL Russell 1000 Value Index Fund	47,167,558	2,908,557	(16,435,998)	5,174,902	744,703	39,559,722	799,707
AZL Schroder Emerging Markets Equity Fund	12,973,858	1,344,139	(385,312)	(7,461)	(537,374)	13,387,850	104,670
AZL Strategic Investments Trust	—	—	—	1,315	—	—	—
NFJ Dividend Value Portfolio	20,392,207	779,562	(2,729,939)	254,519	3,304,122	22,000,471	155,666
PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,494,515	4,704,042	(307,389)	3,762	(1,886,359)	27,008,571	189,532
PIMCO PVIT High Yield Portfolio	8,397,765	434,469	(102,463)	3,565	183,655	8,916,991	204,501
PIMCO PVIT Real Return Portfolio	24,106,644	5,409,833	(307,389)	1,849	(2,089,798)	27,121,139	10,390
PIMCO PVIT Total Return Portfolio	56,722,252	9,859,466	(7,325,241)	180,558	(872,597)	58,564,438	525,776
PIMCO PVIT Unconstrained Bond Portfolio	16,356,850	1,123,620	(204,926)	5,033	718,561	17,999,138	36,420

	$813,446,000	$50,185,751	$(106,958,386)	$21,036,159	$68,623,012	$846,331,221	$9,880,462

AZL MVP Fusion Moderate Fund
AZL Allianz AGIC Opportunity Fund	$20,279,547	$2,889,543	$(108,685)	$2,329	$(23,062,734)	$—	$—
AZL BlackRock Capital Appreciation Fund	81,628,186	12,209,247	(4,675,020)	458,972	16,847,970	106,469,355	547,040
AZL Columbia Mid Cap Value Fund	31,305,936	4,396,249	(2,633,402)	361,220	7,126,866	40,556,869	258,021
AZL Columbia Small Cap Value Fund	32,372,633	6,471,900	(4,289,403)	2,366,759	3,824,296	40,746,185	424,263
AZL Dreyfus Research Growth Fund	40,593,947	5,948,272	(2,311,370)	324,841	9,825,614	54,381,304	219,973
AZL Federated Clover Small Cap Value Fund	20,342,029	3,232,349	(537,811)	145,802	4,206,868	27,389,237	201,057
AZL Gateway Fund	50,662,185	8,148,643	(271,712)	(93)	2,276,540	60,815,563	488,648
AZL International Index Fund	106,689,859	16,571,306	(7,228,446)	218,875	15,804,012	132,055,606	2,514,413
AZL Invesco Growth and Income Fund	61,232,340	9,027,872	(6,536,049)	983,925	13,700,847	78,408,935	725,737
AZL Invesco International Equity Fund	110,784,510	17,180,036	(3,556,058)	314,903	14,408,967	139,132,358	1,690,482
AZL JPMorgan International Opportunities Fund	128,424,960	20,817,081	(9,784,812)	(89,329)	17,999,233	157,367,133	3,451,540
AZL JPMorgan U.S. Equity Fund	102,597,221	15,054,757	(11,472,200)	1,863,604	22,927,467	130,970,849	1,208,740
AZL MFS Investors Trust Fund	41,215,737	5,959,621	(2,419,625)	373,049	8,387,074	53,515,856	411,433
AZL MFS Value Fund	72,004,534	10,709,663	(8,190,379)	1,494,011	15,313,443	91,331,272	1,355,440
AZL Mid Cap Index Fund	20,801,615	3,357,118	(1,145,442)	530,084	4,205,243	27,748,618	175,059
AZL Morgan Stanley Global Real Estate Fund	43,621,402	8,723,843	(4,321,803)	962,947	(532,285)	48,454,104	1,998,127
AZL Morgan Stanley Mid Cap Growth Fund	30,792,129	5,800,171	(3,251,811)	1,207,345	6,844,982	41,392,816	191,951
AZL NFJ International Value Fund	69,715,094	11,901,771	(1,515,934)	(379,696)	4,098,563	83,819,798	1,441,620
AZL Oppenheimer Discovery Fund	29,989,395	5,235,896	(8,512,326)	1,794,229	39,203,578	67,710,772	—
AZL Pyramis Core Bond Fund	162,959,941	38,327,626	(14,675,480)	524,444	(5,276,952)	181,859,579	718,531
AZL Russell 1000 Growth Index Fund	69,211,876	8,689,237	(17,402,606)	2,882,251	10,044,517	73,425,275	794,448
AZL Russell 1000 Value Index Fund	101,229,787	14,714,443	(39,686,915)	11,990,710	2,066,204	90,314,229	1,848,004
AZL Schroder Emerging Markets Equity Fund	22,163,672	3,275,570	(108,685)	5,215	(1,067,528)	24,268,244	188,981
AZL Strategic Investment Trust	—	—	—	4,303	—	—	—
NFJ Dividend Value Portfolio	40,541,828	6,268,566	(2,328,576)	211,501	7,929,025	52,622,344	364,178
PIMCO PVIT Global Advantage Strategy Bond Portfolio	62,112,290	19,889,383	(652,110)	7,289	(8,023,913)	73,332,939	767,410
PIMCO PVIT High Yield Portfolio	42,428,661	14,188,763	(434,740)	14,789	(6,567,325)	49,630,148	1,933,727
PIMCO PVIT Real Return Portfolio	82,286,250	33,273,798	(869,480)	(2,336)	(14,741,467)	99,946,765	97,275
PIMCO PVIT Total Return Portfolio	306,491,289	129,039,065	(34,336,550)	606,761	(35,540,911)	366,259,654	4,867,929
PIMCO PVIT Unconstrained Bond Portfolio	62,179,401	18,500,110	(652,110)	15,243	(6,731,717)	73,310,927	236,578

	$2,046,658,254	$459,801,899	$(193,909,540)	$29,193,947	$125,496,477	$2,467,236,734	$29,120,605

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$34,643,508	$33,032,284	$(1,077,484)	$661,814	$(2,907,271)	$64,352,851	$660,908
AZL International Index Fund	9,384,122	6,258,877.00	(383,039.00)	29,253	1,537,421	16,826,634	317,096
AZL Mid Cap Index Fund	5,578,242	3,580,984.00	(308,205.00)	187,056	1,121,024	10,159,101	63,160
AZL MVP BIS Investment Trust	—	—	—	1,558	—	—	—
AZL S&P 500 Index Fund	17,282,364	11,830,708.00	(1,065,160.00)	144,804	3,455,057	31,647,773	361,996
AZL Small Cap Stock Index Fund	3,014,219	1,633,487.00	(137,013.00)	89,864	827,915	5,428,472	48,907

	$69,902,455	$56,336,340	$(2,970,901)	$1,114,349	$4,034,146	$128,414,831	$1,452,067

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$41,482,337	$113,451,525	$(9,747,279)	$1,378,047	$3,598,234	$150,162,864	$2,234,316
AZL MVP FTFSP Investment Trust	—	—	—	3,025	—	—	—

	$41,482,337	$113,451,525	$(9,747,279)	$1,381,072	$3,598,234	$150,162,864	$2,234,316

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$60,986,326	$87,256,295	$—	$1,550,950	$(6,116,680)	$143,676,891	$1,471,131
AZL International Index Fund	50,226,376	54,204,005.00	—	—	9,482,393	113,912,774	2,105,208
AZL Mid Cap Index Fund	28,808,715	30,417,214.00	(16,979.00)	946,152	6,232,216	66,387,318	404,163
AZL MVP GIS Investment Trust	—	—	—	1,541	—	—	—
AZL S&P 500 Index Fund	92,580,902	101,847,965.00	(31,749.00)	3,007	20,200,222	214,600,347	2,429,458
AZL Small Cap Stock Index Fund	14,593,473	13,784,851.00	—	422,850	4,434,565	33,235,739	294,790

	$247,195,792	$287,510,330	$(48,728)	$2,924,500	$34,232,716	$571,813,069	$6,704,750

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$75,294,417	$117,395,456	$(290,317)	$34,284	$15,047,440	$207,481,280	$1,736,694
AZL MVP IEI Investment Trust	—	—	—	1,554	—	—	—

	$75,294,417	$117,395,456	$(290,317)	$35,838	$15,047,440	$207,481,280	$1,736,694

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

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September 30, 2013 (Unaudited)

suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2013 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$392,471,807	$—	$—	$392,471,807
Unaffiliated Investment Company	13,008	—	—	13,008

Total Investment Securities	$392,484,815	$—	$—	$392,484,815

AZL Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,218,819,410	$—	$—	$1,218,819,410
Unaffiliated Investment Company	323,129	—	—	323,129

Total Investment Securities	$1,219,142,539	$—	$—	$1,219,142,539

AZL MVP Fusion Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,176,359,747	$—	$—	$1,176,359,747

Total Investment Securities	$1,176,359,747	$—	$—	$1,176,359,747

Other Financial Instruments:*
Futures Contracts	496,624	—	—	496,624

Total Investments	$1,176,856,371	$—	$—	$1,176,856,371

AZL MVP Fusion Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$247,654,112	$—	$—	$247,654,112
Unaffiliated Investment Company	220,036	—	—	220,036

Total Investment Securities	$247,874,148	$—	$—	$247,874,148

Other Financial Instruments:*
Futures Contracts	146,977	—	—	146,977

Total Investments	$248,021,125	$—	$—	$248,021,125

AZL MVP Fusion Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$846,331,221	$—	$—	$846,331,221
Unaffiliated Investment Company	124,553	—	—	124,553

Total Investment Securities	$846,455,774	$—	$—	$846,455,774

Other Financial Instruments:*
Futures Contracts	68,600	—	—	68,600

Total Investments	$846,524,374	$—	$—	$846,524,374

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September 30, 2013 (Unaudited)

AZL MVP Fusion Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,467,236,734	$—	$—	$2,467,236,734
Unaffiliated Investment Company	94,162	—	—	94,162

Total Investment Securities	$2,467,330,896	$—	$—	$2,467,330,896

Other Financial Instruments:*
Futures Contracts	629,895	—	—	629,895

Total Investments	$2,467,960,791	$—	$—	$2,467,960,791

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$128,414,831	$—	$—	$128,414,831
Unaffiliated Investment Company	277,632	—	—	277,632

Total Investment Securities	$128,692,463	$—	$—	$128,692,463

Other Financial Instruments:*
Futures Contracts	50,981	—	—	50,981

Total Investments	$128,743,444	$—	$—	$128,743,444

AZL MVP BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$627,095	$—	$627,095
Common Stocks
Aerospace & Defense	3,922,313	4,665,360	—	8,587,673
Air Freight & Logistics	1,429,784	—	—	1,429,784
Airlines	1,441,620	806,229	—	2,247,849
Auto Components	1,761,050	3,478,461	—	5,239,511
Automobiles	2,651,670	7,762,859	—	10,414,529
Beverages	5,274,178	1,978,795	—	7,252,973
Biotechnology	5,239,036	256,619	—	5,495,655
Building Products	—	1,804,823	—	1,804,823
Capital Markets	3,233,997	2,181,887	—	5,415,884
Chemicals	3,412,730	9,152,197	—	12,564,927
Commercial Banks	7,186,672	12,418,548	—	19,605,220
Communications Equipment	3,361,585	—	—	3,361,585
Computers & Peripherals	2,510,298	—	—	2,510,298
Construction & Engineering	271,826	1,601,689	—	1,873,515
Construction Materials	—	302,610	—	302,610
Consumer Finance	3,174,927	—	—	3,174,927
Containers & Packaging	1,263,727	—	—	1,263,727
Diversified Consumer Services	—	160,137	—	160,137
Diversified Financial Services	7,535,490	1,529,491	—	9,064,981
Diversified Metals & Mining	—	270,559	—	270,559
Diversified Telecommunication	—	135,903	—	135,903
Diversified Telecommunication Services	1,312,062	6,440,293	—	7,752,355
Electric Utilities	3,589,311	991,898	—	4,581,209
Electrical Equipment	2,358,489	713,462	—	3,071,951
Electronic Equipment, Instruments & Components	722,811	2,465,806	—	3,188,617
Energy Equipment & Services	5,306,989	1,033,992	—	6,340,981
Food & Staples Retailing	2,823,418	611,774	—	3,435,192
Food Products	3,039,877	4,717,016	—	7,756,893
Gas Utilities	—	1,022,567	—	1,022,567
Health Care Equipment & Supplies	3,228,632	—	—	3,228,632
Health Care Providers & Services	10,470,193	4,111,680	—	14,581,873
Hotels, Restaurants & Leisure	1,829,840	—	—	1,829,840
Household Durables	372,917	1,480,636	—	1,853,553
Household Products	4,425,421	310,279	—	4,735,700
Independent Power Producers & Energy Traders	1,240,395	—	—	1,240,395
Industrial Conglomerates	4,605,942	4,164,856	—	8,770,798
Insurance	7,748,101	4,616,839	—	12,364,940
Internet & Catalog Retail	935,450	489,370	—	1,424,820
Internet Software & Services	5,936,298	—	752,846	6,689,144

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NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL MVP BlackRock Global Allocation Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
IT Services	6,998,684	1,443,291	—	8,441,975
Leisure Equipment & Products	580,431	—	—	580,431
Life Sciences Tools & Services	3,493,186	—	—	3,493,186
Machinery	1,190,988	5,178,097	—	6,369,085
Media	5,694,822	2,944,919	—	8,639,741
Metals & Mining	5,568,459	5,300,420	—	10,868,879
Multiline Retail	39,895	524,885	—	564,780
Multi-Utilities	2,297,804	1,014,194	—	3,311,998
Office Electronics	—	590,965	—	590,965
Oil, Gas & Consumable Fuels	20,452,287	7,779,127	—	28,231,414
Paper & Forest Products	106,848	—	—	106,848
Personal Products	—	1,179,663	—	1,179,663
Pharmaceuticals	8,878,672	9,391,747	—	18,270,419
Professional Services	—	300,544	—	300,544
Real Estate Investment Trusts (REITs)	2,686,241	1,378,922	—	4,065,163
Real Estate Management & Development	1,885,944	1,667,679	—	3,553,623
Road & Rail	2,554,004	1,990,163	—	4,544,167
Semiconductors & Semiconductor Equipment	1,102,786	3,015,159	—	4,117,945
Software	11,034,615	465,965	—	11,500,580
Specialty Retail	278,595	1,124,372	—	1,402,967
Textiles, Apparel & Luxury Goods	902,853	552,565	—	1,455,418
Trading Companies & Distributors	517,475	3,238,964	—	3,756,439
Transportation Infrastructure	—	206,629	456,303	662,932
Water Utilities	544,731	—	—	544,731
Wireless Telecommunication Services	1,909,883	2,732,249	—	4,642,132
Convertible Bonds	—	9,465,786	—	9,465,786
Convertible Preferred Stocks
Aerospace & Defense	277,755	—	—	277,755
Airlines	—	28,620	—	28,620
Automobiles	578,079	—	—	578,079
Commercial Banks	—	235,463	—	235,463
Electric Utilities	746,155	—	—	746,155
Health Care Providers & Services	—	206,964	—	206,964
Metals & Mining	213,990	—	—	213,990
Corporate Bonds
Beverages	—	236,999	—	236,999
Capital Markets	—	891,323	—	891,323
Commercial Banks	—	473,401	—	473,401
Communications Equipment	—	64,650	—	64,650
Computers & Peripherals	—	648,270	—	648,270
Construction Materials	—	227,556	—	227,556
Consumer Finance	—	303,000	—	303,000
Diversified Financial Services	—	780,129	—	780,129
Diversified Telecommunication	—	2,590,895	—	2,590,895
Health Care Providers & Services	—	73,500	—	73,500
Hotels, Restaurants & Leisure	—	1,855,616	—	1,855,616
IT Services	—	278,780	—	278,780
Media	—	132,300	—	132,300
Oil, Gas & Consumable Fuels	—	930,041	—	930,041
Transportation Infrastructure	—	—	516,544	516,544
Wireless Telecommunication Services	—	442,808	—	442,808
Floating Rate Loans	—	2,981,876	—	2,981,876
Foreign Bonds	—	45,803,351	—	45,803,351

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL MVP BlackRock Global Allocation Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Preferred Stocks
Auto Components	—	—	426,443	426,443
Automobiles	—	1,512,873	—	1,512,873
Commercial Banks	1,785,515	1,263,634	—	3,049,149
Diversified Financial Services	183,674	—	—	183,674
Food & Staples Retailing	—	504,592	—	504,592
Private Placements
Automobiles	—	448,636	—	448,636
Commercial Banks	—	991,400	—	991,400
Diversified Financial Services	—	727,222	—	727,222
Media	—	198,000	—	198,000
Oil, Gas & Consumable Fuels	—	664,624	—	664,624
Paper & Forest Products	—	403,750	—	403,750
Software	—	710,823	—	710,823
Tobacco	—	304,980	—	304,980
Right	5,427	—	—	5,427
U.S. Treasury Obligations	—	142,734,656	—	142,734,656
Warrant	—	58,458	—	58,458
Yankee Dollars	—	9,997,707	—	9,997,707
Exchange Traded Funds	7,410,564	—	—	7,410,564
Securities Held as Collateral for Securities on Loan	5,190,397	—	—	5,190,397
Unaffiliated Investment Company	696,675	—	—	696,675
Purchased Call Options	361,319	1,217,005	—	1,578,324
Purchased Put Options	405,645	334,437	—	740,082
Purchased Call Swaptions	—	617,236	42,639	659,875
Purchased Put Swaptions	—	21,725	—	21,725

Total Investment Securities	$210,191,447	$365,687,335	$2,194,775	$578,073,557

Securities Sold Short	(21,488)	(150,950)	—	(172,438)
Other Financial Instruments:*
Futures Contracts	229,003	—	—	229,003
Written Options	58,695	201,090	—	259,785
Written Swaptions	—	8,851	—	8,851
Forward Currency Contracts	—	(766,802)	—	(766,802)
Over-the-Counter Credit Default Swaps	—	(84,263)	—	(84,263)
Centrally Cleared Credit Default Swaps	—	(8,059)	—	(8,059)
Over-the-Counter Interest Rate Swaps	—	(87,000)	—	(87,000)
Centrally Cleared Interest Rate Swaps	—	12,354	—	12,354
Total Return Swaps	—	14,697	—	14,697

Total Investments	$210,457,657	$364,827,253	$2,194,775	$577,479,685

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$150,162,864	$—	$—	$150,162,864
Unaffiliated Investment Company	569,139	—	—	569,139

Total Investment Securities	$150,732,003	$—	$—	$150,732,003

Other Financial Instruments:*
Futures Contracts	46,740	—	—	46,740

Total Investments	$150,778,743	$—	$—	$150,778,743

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$571,813,069	$—	$—	$571,813,069
Unaffiliated Investment Company	1,151,524	—	—	1,151,524

Total Investment Securities	$572,964,593	$—	$—	$572,964,593

Other Financial Instruments:*
Futures Contracts	73,850	—	—	73,850

Total Investments	$573,038,443	$—	$—	$573,038,443

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL MVP Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$207,481,280	$—	$—	$207,481,280
Unaffiliated Investment Company	790,315	—	—	790,315

Total Investment Securities	$208,271,595	$—	$—	$208,271,595

Other Financial Instruments:*
Futures Contracts	62,658	—	—	62,658

Total Investments	$208,334,253	$—	$—	$208,334,253

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts, options and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

At September 30, 2013, the AZL MVP BlackRock Global Allocation Fund held restricted securities, of which 0.90% were deemed illiquid. The restricted securities held as of September 30, 2013 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25.00	5/31/12	$301,754	$300,000	$304,980	0.05%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.48%, 11/15/13	1/12/12	604,305	626,091	627,095	0.11%
Banco Bradesco (Cayman), 4.50%, 1/12/17	4/12/12	419,200	400,000	414,000	0.07%
Banco Santander Chile, 2.13%, 6/7/18	5/31/13	450,000	450,000	452,250	0.08%
Banco Santander SA, 4.13%, 11/9/22	11/6/12	147,275	150,000	137,625	0.02%
Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44	1/12/12	79,125	75,000	80,156	0.01%
Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38	1/17/12	250,985	240,000	154,800	0.03%
CapitaLand, Ltd., 2.10%, 11/15/16, Callable 11/15/13 @ 100.00	1/17/12	746,406	750,000	597,435	0.10%
CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100.00	1/17/12	1,198,156	1,250,000	994,159	0.17%
CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100.00	9/19/13	500,000	500,000	399,235	0.07%
Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41	2/16/12	108,250	100,000	150,827	0.03%
CIT Group, Inc., 4.75%, 2/15/15	1/7/13	279,641	265,000	274,275	0.05%
Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69	4/19/13	200,500	200,000	184,000	0.03%
CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, Callable 8/24/16 @ 100.00	1/17/12	296,650	300,000	318,750	0.05%
Daimler Finance NA LLC, 0.87%, 1/9/15	1/7/13	449,524	449,000	450,587	0.09%
Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/13 @ 105.00	5/8/13	785,521	858,310	849,727	0.14%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	5/8/13	773,149	848,330	812,276	0.14%
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	562,435	571,000	594,554	0.10%
Delta Topco, Ltd.	5/2/12	379,997	615,711	456,303	0.07%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	509,075	516,544	0.09%
Essar Energy plc, 4.25%, 2/1/16	3/19/13	244,876	300,000	244,500	0.04%
FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103.00	3/14/12	138,280	139,000	142,475	0.02%
Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17	1/17/12	201,520	200,000	208,887	0.04%
Hypermarcas SA, 6.50%, 4/20/21, Callable 4/20/16 @ 103.25	12/18/12	162,750	150,000	151,875	0.03%
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	77,955	78,000	78,125	0.01%
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	197,705	199,000	198,510	0.03%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	198,454	218,682	175,274	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	426,443	0.07%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	6/27/13	205,000	200,000	209,000	0.04%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	1/12/12	198,750	200,000	288,126	0.05%
NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100.00	3/19/13	200,204	200,000	198,000	0.03%
Netherlands Government, 1.00%, 2/24/17	2/16/12	515,470	517,000	517,119	0.09%
Nordea Bank AB, 3.13%, 3/20/17	3/14/12	229,830	230,000	240,304	0.04%
Odebrecht Drilling VIII/IX, 6.35%, 6/30/21, Callable 6/30/20 @ 100.00	1/12/12	263,956	244,200	248,474	0.04%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22, Callable 12/1/21 @ 100.00	7/26/13	405,976	406,000	416,150	0.07%
OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25	1/12/12	693,015	1,554,000	248,640	0.04%
Olam International, Ltd., 6.00%, 10/15/16	1/13/12	429,438	400,000	383,700	0.07%
Project Eagle Shell, Class A	2/26/13	4,089	240	4,584	0.00%
Project Eagle Shell	12/27/12	350,890	20,670	394,797	0.07%
Project Eagle Shell, Series D	12/27/12	314,602	18,506	353,465	0.06%
Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	1/12/12	323,250	300,000	404,400	0.07%
REI Agro, Ltd., Series REGS, 5.50%, 11/13/14	2/7/12	300,000	400,000	272,068	0.04%

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL MVP BlackRock Global Allocation Fund, continued

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Reliance Holdings USA, Inc., 4.50%, 10/19/20	4/13/12	$315,120	$325,000	$320,803	0.05%
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	4/10/13	170,000	170,000	162,988	0.03%
Salesforce.com, Inc., 0.25%, 4/1/18	3/12/13	659,594	662,000	710,823	0.12%
Sberbank of Russia/SB Capital SA, 5.13%, 10/29/22	10/18/12	400,000	400,000	373,500	0.06%
Sun Hung Kai Properties, Series E, 4.50%, 2/14/22	4/23/12	197,818	200,000	202,534	0.03%
TFS Corp., Ltd., 7/15/18	6/6/12	—	157,250	58,458	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	409,063	425,000	403,750	0.07%
TNK-BP Finance SA, Series 2, 7.50%, 7/18/16	6/26/13	121,825	110,000	122,925	0.02%
TNK-BP Finance SA, 6.63%, 3/20/17	1/12/12	103,375	100,000	109,750	0.02%
Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75	5/30/13	205,000	200,000	189,500	0.03%
Viterra, Inc., 5.95%, 8/1/20	1/12/12	89,380	87,000	90,869	0.02%
Vnesheconombank, 6.03%, 7/5/22	6/26/12	200,000	200,000	206,000	0.04%
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	739,988	700,000	1,046,818	0.18%
Zeus (Cayman) II, Ltd., Series REGS, 1.02%, 8/18/16	1/25/12	19,099,999	20,000,000	297,873	0.05%
Ziggo BV, 3.63%, 3/27/20	3/21/13	99,800	100,000	133,719	0.02%

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

transactions may not be available in all circumstances. The other party to a derivatives contract could default. Although the counterparty risk for cleared credit default swaps is generally lower than for uncleared over-the-counter credit default swaps because generally a clearing organization becomes substituted for each counterparty to a cleared credit default swap and, in effect, guarantees the parties’ performance, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. As required by law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instruments, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of its entire investment.

4. Federal Tax Information

At September 30, 2013, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$327,479,693	$65,500,386	$(495,264)	$65,005,122
AZL Growth Index Strategy Fund	991,155,257	230,121,174	(2,133,892)	227,987,282
AZL MVP Fusion Balanced Fund	1,011,465,056	182,681,378	(17,786,687)	164,894,691
AZL MVP Fusion Conservative Fund	230,264,112	20,521,622	(2,911,586)	17,610,036
AZL MVP Fusion Growth Fund	694,284,161	196,095,449	(43,923,836)	152,171,613
AZL MVP Fusion Moderate Fund	2,086,265,036	426,200,862	(45,135,002)	381,065,860
AZL MVP Balanced Index Strategy Fund	121,952,351	9,143,198	(2,403,086)	6,740,112
AZL MVP BlackRock Global Allocation Fund	540,689,898	50,757,149	(13,373,490)	37,383,659
AZL MVP Franklin Templeton Founding Strategy Plus Fund	144,618,453	6,246,589	(133,039)	6,113,550
AZL MVP Growth Index Strategy Fund	526,280,308	51,479,467	(4,795,182)	46,684,285
AZL MVP Invesco Equity and Income Fund	190,638,067	17,637,432	(3,904)	17,633,528

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 25, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	November 25, 2013